UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                    Oppenheimer Main Street Small Cap Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12 months ending
December 31, 2004, the Fund turned in solid performance with particularly strong results coming in the final quarter of the year. The Fund modestly outperformed its benchmark, the Russell 2000 Index, as well as the average performance of its small-cap core funds Lipper peer group.

      When the reporting period began, we were positioning the portfolio with an emphasis on "micro caps"--the smallest of the small-cap stocks--because our model detected an improving economy and steered us toward investments that appeared positioned to benefit. Early in the period, this positioning helped performance. As the period progressed, we saw evidence that conditions were increasingly favoring larger companies over their smaller counterparts. We began selling some of the Fund's holdings in micro caps and invested the proceeds in mid-cap stocks whose size fit within our investment parameters and that we believed would enjoy better future performance. In hindsight, the timing of this move was poor. For much of the period, particularly in the fourth quarter of the year, small-cap stocks continued to perform much better than mid and large caps.

      Another approach recommended by our model was to move a greater portion of the portfolio into cyclical, or economically sensitive, names. For example, we added to the Fund's holdings in the energy and basic materials sectors. Our model was picking up on these companies' positive fundamental changes, such as their increasingly strong earnings and relatively compelling valuations. Both of these sectors benefited greatly from strong gains in the prices of oil, natural gas and other commodities.

      For some time, our investment model has been predicting an eventual end to the current cycle of small-cap outperformance. We note several trends suggesting that large caps may be the better near-term opportunity. First of all, high-yield bond spreads and small-cap stock performance historically have been correlated. Spreads, however, have narrowed considerably during a time when small-cap stocks have done very well. Secondly, the current cycle favoring small-cap stocks has exceeded the length of the average small-cap cycle. Lastly, the gap between small-cap stock valuations and large-cap stock valuations is greater than normal.

      With our model anticipating an eventual move in favor of larger-cap names, we continue to add suitable mid-cap names to the portfolio. But we also remain optimistic about the long-term appreciation potential of small-cap stocks and rely on our investment model to guide us toward the best available investment opportunities.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2004. In the case of Non-Service shares, performance is measured from inception of the class on May 1, 1998. In the case of Service shares, performance is measured from inception of the class on July 16, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Russell 2000(R) Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Main Street Small Cap Fund(R)/VA (Non-Service)
   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Main Street
                          Small Cap
                         Fund(R)/VA          Russell
                       (Non-Service)       2000 Index

 05/01/1998                10,000            10,000
 06/30/1998                 9,560             9,481
 09/30/1998                 8,400             7,571
 12/31/1998                 9,600             8,806
 03/31/1999                 8,880             8,328
 06/30/1999                 9,310             9,624
 09/30/1999                 9,440             9,015
 12/31/1999                14,070            10,678
 03/31/2000                15,364            11,434
 06/30/2000                13,178            11,002
 09/30/2000                13,468            11,124
 12/31/2000                11,490            10,355
 03/31/2001                 9,376             9,682
 06/30/2001                11,334            11,065
 09/30/2001                 9,666             8,765
 12/31/2001                11,448            10,613
 03/31/2002                11,821            11,036
 06/30/2002                11,490            10,114
 09/30/2002                 9,563             7,949
 12/31/2002                 9,645             8,439
 03/31/2003                 9,262             8,060
 06/30/2003                11,200             9,948
 09/30/2003                12,122            10,851
 12/31/2003                13,924            12,427
 03/31/2004                14,629            13,205
 06/30/2004                14,681            13,267
 09/30/2004                14,525            12,888
 12/31/2004                16,628            14,704

AVERAGE ANNUAL TOTAL RETURN OF NON-SERVICE SHARES OF THE FUND AT 12/31/2004
1-Year 19.42%     5-Year 3.40%       Since Inception (5/1/98) 7.93%



SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Main Street Small Cap Fund(R)/VA (Service)
   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Main Street
                          Small Cap
                         Fund(R)/VA          Russell
                          (Service)        2000 Index

 07/16/2001                10,000            10,000
 09/30/2001                 8,784             8,374
 12/31/2001                10,415            10,140
 03/31/2002                10,763            10,544
 06/30/2002                10,452             9,663
 09/30/2002                 8,690             7,595
 12/31/2002                 8,756             8,063
 03/31/2003                 8,417             7,701
 06/30/2003                10,170             9,505
 09/30/2003                10,999            10,368
 12/31/2003                12,630            11,873
 03/31/2004                13,261            12,617
 06/30/2004                13,308            12,676
 09/30/2004                13,157            12,314
 12/31/2004                15,052            14,050

AVERAGE ANNUAL TOTAL RETURN OF SERVICE SHARES OF THE FUND AT 12/31/2004
1-Year 19.18%     5-Year N/A      Since Inception (7/16/01) 12.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  (7/1/04)     (12/31/04)   DECEMBER 31, 2004
-----------------------------------------------------------------------------
Non-Service shares Actual         $ 1,000.00   $ 1,132.70   $ 4.46
-----------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00     1,020.96     4.23
-----------------------------------------------------------------------------
Service shares Actual               1,000.00     1,131.00     5.69
-----------------------------------------------------------------------------
Service shares Hypothetical         1,000.00     1,019.81     5.40

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                EXPENSE RATIOS
------------------   --------------
Non-Service shares        0.83%
------------------   --------------
Service shares            1.06


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMMON STOCKS--98.5%
---------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.4%
---------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Aftermarket Technology Corp. 1                             2,400   $      38,640
---------------------------------------------------------------------------------
ArvinMeritor, Inc.                                        10,700         239,359
---------------------------------------------------------------------------------
Autoliv, Inc.                                              4,200         202,860
---------------------------------------------------------------------------------
Collins & Aikman Corp. 1                                   7,600          33,136
---------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                   5,200         112,060
---------------------------------------------------------------------------------
Dana Corp.                                                 5,100          88,383
---------------------------------------------------------------------------------
Drew Industries, Inc. 1                                    2,700          97,659
---------------------------------------------------------------------------------
Dura Automotive Systems, Inc. 1                              500           5,415
---------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                              21,400         313,724
---------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1                     1,100          25,575
---------------------------------------------------------------------------------
Midas, Inc. 1                                             11,900         238,000
---------------------------------------------------------------------------------
Modine Manufacturing Co.                                     200           6,754
---------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                  2,900          40,600
---------------------------------------------------------------------------------
Spartan Motors, Inc.                                       2,700          32,211
---------------------------------------------------------------------------------
Standard Motor Products, Inc.                              5,600          88,480
---------------------------------------------------------------------------------
Stoneridge, Inc. 1                                         1,900          28,747
---------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                16,100         277,564
---------------------------------------------------------------------------------
Visteon Corp.                                             26,500         258,905
                                                                   --------------
                                                                       2,128,072

---------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Monaco Coach Corp.                                         7,200         148,104
---------------------------------------------------------------------------------
Thor Industries, Inc.                                      2,600          96,330
---------------------------------------------------------------------------------
Winnebago Industries, Inc.                                 8,100         316,386
                                                                   --------------
                                                                         560,820

---------------------------------------------------------------------------------
DISTRIBUTORS--0.4%
Andersons, Inc. (The)                                        500          12,750
---------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 1                                 14,000         202,580
---------------------------------------------------------------------------------
Handleman Co.                                             12,000         257,760
---------------------------------------------------------------------------------
WESCO International, Inc. 1                                9,200         272,688
                                                                   --------------
                                                                         745,778

---------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.0%
AFC Enterprises, Inc. 1                                      600          14,226
---------------------------------------------------------------------------------
Ambassadors Group, Inc.                                    4,100         146,001
---------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                    6,300         271,593
---------------------------------------------------------------------------------
Applebee's International, Inc.                             1,450          38,353
---------------------------------------------------------------------------------
Argosy Gaming Co. 1                                        4,700         219,490
---------------------------------------------------------------------------------
Aztar Corp. 1                                              4,400         153,648
---------------------------------------------------------------------------------
Bally Total Fitness Holding Corp. 1                        2,800          11,872
---------------------------------------------------------------------------------
BJ's Restaurants, Inc. 1                                   2,200          30,800
---------------------------------------------------------------------------------
Bluegreen Corp. 1                                         13,900         275,637
---------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                              5,200         104,728
---------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                           9,100         209,300

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
CBRL Group, Inc.                                           3,900   $     163,215
---------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                 13,950         557,582
---------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                      2,200          29,480
---------------------------------------------------------------------------------
Choice Hotels International, Inc.                          3,200         185,600
---------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR 1                        2,800         128,856
---------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                   10,900         220,180
---------------------------------------------------------------------------------
Domino's Pizza, Inc.                                       5,300          94,340
---------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                   3,500          45,850
---------------------------------------------------------------------------------
Frisch's Restaurants, Inc.                                   100           2,383
---------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A 1                         6,100         253,333
---------------------------------------------------------------------------------
Great Wolf Resorts, Inc. 1                                10,100         225,634
---------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                             14,400         369,360
---------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                   13,800         508,806
---------------------------------------------------------------------------------
La Quinta Corp. 1                                         38,000         345,420
---------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                 2,100          61,026
---------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                        2,400          67,200
---------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1                            3,400         137,870
---------------------------------------------------------------------------------
Navigant International, Inc. 1                             4,900          59,633
---------------------------------------------------------------------------------
O'Charley's, Inc. 1                                          800          15,640
---------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                     800          36,624
---------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                          2,500         140,875
---------------------------------------------------------------------------------
Papa John's International, Inc. 1                          4,600         158,424
---------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                             6,500         128,570
---------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                     2,450          78,057
---------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. 1                            800          42,776
---------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                            3,200          49,344
---------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                            2,000          47,680
---------------------------------------------------------------------------------
Six Flags, Inc. 1                                         40,600         218,022
---------------------------------------------------------------------------------
Sonic Corp. 1                                              7,050         215,025
---------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                 1,200          47,016
---------------------------------------------------------------------------------
Steak n Shake Co. (The) 1                                  5,500         110,440
---------------------------------------------------------------------------------
The9 Ltd., ADR 1                                           4,100          96,842
---------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                       3,900          87,438
                                                                   --------------
                                                                       6,404,189

---------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
American Greetings Corp., Cl. A                           19,600         496,860
---------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                      300          14,430
---------------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                           900          17,663
---------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                     1,600         233,936
---------------------------------------------------------------------------------
Black & Decker Corp.                                       2,300         203,159
---------------------------------------------------------------------------------
Blount International, Inc. 1                              11,700         203,814
---------------------------------------------------------------------------------
Brookfield Homes Corp.                                     1,700          57,630
---------------------------------------------------------------------------------
Champion Enterprises, Inc. 1                               3,100          36,642
---------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                 600           7,380


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Comstock Homebuilding Cos., Inc., Cl. A 1                  6,000   $     130,620
---------------------------------------------------------------------------------
CSS Industries, Inc.                                       4,100         130,216
---------------------------------------------------------------------------------
Enesco Group, Inc. 1                                         200           1,616
---------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                6,700         268,134
---------------------------------------------------------------------------------
Furniture Brands International, Inc.                      15,600         390,780
---------------------------------------------------------------------------------
Interface, Inc., Cl. A 1                                   3,000          29,910
---------------------------------------------------------------------------------
KB Home                                                      600          62,640
---------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                         3,700          54,797
---------------------------------------------------------------------------------
La-Z-Boy, Inc.                                             3,500          53,795
---------------------------------------------------------------------------------
Leggett & Platt, Inc.                                      3,100          88,133
---------------------------------------------------------------------------------
Levitt Corp., Cl. A                                        1,800          55,026
---------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                        580          50,135
---------------------------------------------------------------------------------
Maytag Corp.                                               2,400          50,640
---------------------------------------------------------------------------------
Meritage Homes Corp. 1                                     3,500         394,450
---------------------------------------------------------------------------------
Mestek, Inc. 1                                               700          12,670
---------------------------------------------------------------------------------
Movado Group, Inc.                                           600          11,190
---------------------------------------------------------------------------------
National Presto Industries, Inc.                             300          13,650
---------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                   3,100         178,374
---------------------------------------------------------------------------------
Snap-On, Inc.                                              4,400         151,184
---------------------------------------------------------------------------------
Standard Pacific Corp.                                     1,800         115,452
---------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                3,600         161,820
---------------------------------------------------------------------------------
Stanley Works (The)                                        3,700         181,263
---------------------------------------------------------------------------------
Technical Olympic USA, Inc.                                6,600         167,508
---------------------------------------------------------------------------------
Tupperware Corp.                                          12,300         254,856
---------------------------------------------------------------------------------
Universal Electronics, Inc. 1                              5,000          88,000
---------------------------------------------------------------------------------
Whirlpool Corp.                                            1,400          96,894
---------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                6,100         202,398
                                                                   --------------
                                                                       4,667,665

---------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
1-800-FLOWERS.com, Inc. 1                                  2,500          21,025
---------------------------------------------------------------------------------
Audible, Inc. 1                                            5,600         145,880
---------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                       3,100          55,118
---------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                               13,100         268,812
---------------------------------------------------------------------------------
J. Jill Group, Inc. 1                                      4,000          59,560
---------------------------------------------------------------------------------
Provide Commerce, Inc. 1                                   1,800          66,870
---------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                           8,300         115,453
                                                                   --------------
                                                                         732,718

---------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Action Performance Cos., Inc.                             10,300         113,197
---------------------------------------------------------------------------------
Arctic Cat, Inc.                                           2,600          68,952
---------------------------------------------------------------------------------
Callaway Golf Co.                                          8,400         113,400
---------------------------------------------------------------------------------
Hasbro, Inc.                                               6,300         122,094
---------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1                                      5,500         121,605
---------------------------------------------------------------------------------
Marine Products Corp.                                      1,000          26,110

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
MarineMax, Inc. 1                                          1,800   $      53,568
---------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                16,400         335,872
---------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                22,100         534,157
---------------------------------------------------------------------------------
Oakley, Inc.                                                 500           6,375
---------------------------------------------------------------------------------
Polaris Industries, Inc.                                   1,900         129,238
---------------------------------------------------------------------------------
RC2 Corp. 1                                                7,700         251,020
---------------------------------------------------------------------------------
SCP Pool Corp.                                            11,012         351,283
---------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                       4,600         133,124
                                                                   --------------
                                                                       2,359,995

---------------------------------------------------------------------------------
MEDIA--1.5%
4Kids Entertainment, Inc. 1                                5,900         124,018
---------------------------------------------------------------------------------
Advo, Inc.                                                 1,850          65,953
---------------------------------------------------------------------------------
Beasley Broadcast Group, Inc., Cl. A 1                       100           1,753
---------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                        800          29,200
---------------------------------------------------------------------------------
Catalina Marketing Corp.                                  14,000         414,820
---------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1                     47,800         107,072
---------------------------------------------------------------------------------
Entravision Communications Corp. 1                         5,400          45,090
---------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1                    10,600          62,752
---------------------------------------------------------------------------------
Getty Images, Inc. 1                                       1,900         130,815
---------------------------------------------------------------------------------
Gray Television, Inc.                                      2,100          32,550
---------------------------------------------------------------------------------
Harte-Hanks, Inc.                                          1,100          28,578
---------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                             1,400          36,932
---------------------------------------------------------------------------------
Hollinger International, Inc.                              1,600          25,088
---------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                         4,700          43,569
---------------------------------------------------------------------------------
Lakes Gaming, Inc. 1                                       3,100          50,499
---------------------------------------------------------------------------------
Lin TV Corp. 1                                             3,200          61,120
---------------------------------------------------------------------------------
Martha Stewart Living Omnimedia,
Inc., Cl. A 1                                              7,300         211,846
---------------------------------------------------------------------------------
Media General, Inc., Cl. A                                   400          25,924
---------------------------------------------------------------------------------
Mediacom Communications Corp. 1                           28,500         178,125
---------------------------------------------------------------------------------
Meredith Corp.                                             1,800          97,560
---------------------------------------------------------------------------------
New Frontier Media, Inc. 1                                   700           5,543
---------------------------------------------------------------------------------
Playboy Enterprises, Inc., Cl. B 1                         2,500          30,725
---------------------------------------------------------------------------------
PRIMEDIA, Inc. 1                                           4,100          15,580
---------------------------------------------------------------------------------
ProQuest Co. 1                                               800          23,760
---------------------------------------------------------------------------------
Pulitzer, Inc.                                               100           6,485
---------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                     3,700         218,485
---------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1                                   3,600          58,032
---------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg          14,500         201,695
---------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                        7,500         187,125
---------------------------------------------------------------------------------
Thomas Nelson, Inc.                                        5,200         117,520
---------------------------------------------------------------------------------
TiVo, Inc. 1                                              12,200          71,614
---------------------------------------------------------------------------------
Westwood One, Inc. 1                                       3,900         105,027
---------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                           2,400          83,616


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
MEDIA Continued
World Wrestling Federation Entertainment, Inc.            12,600   $     152,838
---------------------------------------------------------------------------------
WPT Enterprises, Inc. 1                                    1,500          25,500
                                                                   --------------
                                                                       3,076,809

---------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Big Lots, Inc. 1                                           4,200          50,946
---------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                     9,700         260,639
---------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                     11,700         218,556
---------------------------------------------------------------------------------
Stage Stores, Inc. 1                                       6,500         269,880
---------------------------------------------------------------------------------
Stein Mart, Inc. 1                                        20,900         356,554
                                                                   --------------
                                                                       1,156,575

---------------------------------------------------------------------------------
SPECIALTY RETAIL--5.0%
A.C. Moore Arts & Crafts, Inc. 1                           1,100          31,691
---------------------------------------------------------------------------------
Aaron Rents, Inc.                                          8,400         210,000
---------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                             4,500         211,275
---------------------------------------------------------------------------------
Aeropostale, Inc. 1                                       12,550         369,347
---------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                            3,900         183,690
---------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                   2,950          63,514
---------------------------------------------------------------------------------
AutoNation, Inc. 1                                         2,300          44,183
---------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                     8,800         283,976
---------------------------------------------------------------------------------
bebe stores, inc                                           4,575         123,434
---------------------------------------------------------------------------------
Big 5 Sporting Goods Corp.                                 8,100         236,034
---------------------------------------------------------------------------------
Blair Corp.                                                3,000         106,980
---------------------------------------------------------------------------------
Borders Group, Inc.                                       12,500         317,500
---------------------------------------------------------------------------------
Brookstone, Inc. 1                                         7,675         150,046
---------------------------------------------------------------------------------
Buckle, Inc. (The)                                         2,600          76,700
---------------------------------------------------------------------------------
Build-A-Bear-Workshop, Inc. 1                              2,700          94,905
---------------------------------------------------------------------------------
Building Materials Holding Corp.                           8,200         313,978
---------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                    5,500         124,850
---------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1                           3,400          18,530
---------------------------------------------------------------------------------
Cato Corp., Cl. A                                          8,700         250,734
---------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                            6,700          67,670
---------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                  55,900         523,783
---------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                     7,000         259,210
---------------------------------------------------------------------------------
Christopher & Banks Corp.                                  3,500          64,575
---------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                        12,300         192,372
---------------------------------------------------------------------------------
Claire's Stores, Inc.                                     11,800         250,750
---------------------------------------------------------------------------------
CSK Auto Corp. 1                                           6,000         100,440
---------------------------------------------------------------------------------
Deb Shops, Inc.                                              200           5,008
---------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                  12,200         214,720
---------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                      9,300         399,342
---------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                            13,600         248,880
---------------------------------------------------------------------------------
Finlay Enterprises, Inc. 1                                 1,300          25,727

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
GameStop Corp. 1                                          15,100   $     337,636
---------------------------------------------------------------------------------
GameStop Corp., Cl. B 1                                      467          10,465
---------------------------------------------------------------------------------
Genesco, Inc. 1                                            3,000          93,420
---------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                             12,300         112,422
---------------------------------------------------------------------------------
Guess?, Inc. 1                                            18,000         225,900
---------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                               4,900          90,650
---------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                             9,225         245,477
---------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                            3,800          49,742
---------------------------------------------------------------------------------
Hot Topic, Inc. 1                                          2,100          36,099
---------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                      1,900          52,326
---------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                            1,625          45,988
---------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                              9,800         313,208
---------------------------------------------------------------------------------
Michaels Stores, Inc.                                      6,700         200,799
---------------------------------------------------------------------------------
Movie Gallery, Inc.                                        6,500         123,955
---------------------------------------------------------------------------------
NetFlix.com, Inc. 1                                          600           7,398
---------------------------------------------------------------------------------
Office Depot, Inc. 1                                      12,300         213,528
---------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                     17,875         397,898
---------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                       4,900         147,441
---------------------------------------------------------------------------------
Party City Corp. 1                                           600           7,758
---------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                15,700         193,110
---------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                              2,700         106,596
---------------------------------------------------------------------------------
PETsMART, Inc.                                             2,400          85,272
---------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                       4,800          94,560
---------------------------------------------------------------------------------
Regis Corp.                                                2,700         124,605
---------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                      2,400          63,600
---------------------------------------------------------------------------------
Rent-Way, Inc. 1                                           1,200           9,612
---------------------------------------------------------------------------------
Restoration Hardware, Inc. 1                              17,000          97,580
---------------------------------------------------------------------------------
Sonic Automotive, Inc.                                     2,000          49,600
---------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                     2,800          83,664
---------------------------------------------------------------------------------
Syms Corp. 1                                                 600           7,290
---------------------------------------------------------------------------------
Talbots, Inc. (The)                                        4,200         114,366
---------------------------------------------------------------------------------
Too, Inc. 1                                               10,000         244,600
---------------------------------------------------------------------------------
Toys R Us, Inc. 1                                          9,600         196,512
---------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                         14,200         177,074
---------------------------------------------------------------------------------
Tuesday Morning Corp. 1                                    1,700          52,071
---------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc. 1                   3,100          21,235
---------------------------------------------------------------------------------
United Auto Group, Inc.                                    4,100         121,319
---------------------------------------------------------------------------------
Zale Corp. 1                                              19,100         570,517
                                                                   --------------
                                                                      10,689,137

---------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Brown Shoe Co., Inc.                                         200           5,966
---------------------------------------------------------------------------------
Cherokee, Inc.                                               900          31,752
---------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                    2,800         131,572
---------------------------------------------------------------------------------
Hartmarx Corp. 1                                          15,000         116,550


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Jones Apparel Group, Inc.                                  3,700   $     135,309
---------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                      10,700         311,584
---------------------------------------------------------------------------------
Kellwood Co.                                               5,900         203,550
---------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A                      1,000          30,860
---------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                  5,100         137,700
---------------------------------------------------------------------------------
Russell Corp.                                              1,900          37,012
---------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                            13,900         180,144
---------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                    4,400         275,748
---------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                     7,500          84,600
---------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                3,900          84,240
---------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                16,700         524,714
                                                                   --------------
                                                                       2,291,301

---------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
---------------------------------------------------------------------------------
BEVERAGES--0.2%
Adolph Coors Co., Cl. B                                      100           7,567
---------------------------------------------------------------------------------
Boston Beer Co., Inc., Cl. A 1                             5,200         110,604
---------------------------------------------------------------------------------
Hansen Natural Corp. 1                                     3,700         134,717
---------------------------------------------------------------------------------
National Beverage Corp.                                    1,400          11,648
---------------------------------------------------------------------------------
PepsiAmericas, Inc.                                        5,800         123,192
                                                                   --------------
                                                                         387,728

---------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
7-Eleven, Inc. 1                                          12,900         308,955
---------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                     800          80,380
---------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                               11,300         329,169
---------------------------------------------------------------------------------
Casey's General Stores, Inc.                               3,500          63,525
---------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The) 1             6,200          63,550
---------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                  700           8,673
---------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                   11,600         319,812
---------------------------------------------------------------------------------
Nash Finch Co.                                             7,500         283,200
---------------------------------------------------------------------------------
Rite Aid Corp. 1                                          43,400         158,844
---------------------------------------------------------------------------------
Ruddick Corp.                                             12,700         275,463
---------------------------------------------------------------------------------
Smart & Final, Inc. 1                                      3,900          56,121
---------------------------------------------------------------------------------
SUPERVALU, Inc.                                            4,800         165,696
---------------------------------------------------------------------------------
Weis Markets, Inc.                                         2,900         111,853
---------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                   37,700         171,535
                                                                   --------------
                                                                       2,396,776

---------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Alico, Inc. 1                                                100           5,852
---------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                     13,000         157,170
---------------------------------------------------------------------------------
Chiquita Brands International, Inc. 1                      7,300         161,038
---------------------------------------------------------------------------------
Corn Products International, Inc.                          9,500         508,820
---------------------------------------------------------------------------------
Darling International, Inc. 1                             38,200         166,552
---------------------------------------------------------------------------------
Del Monte Foods Co. 1                                      7,100          78,242

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Farmer Brothers Co.                                          100   $       2,424
---------------------------------------------------------------------------------
Flowers Foods, Inc.                                        8,000         252,640
---------------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                    2,100         102,963
---------------------------------------------------------------------------------
Lancaster Colony Corp.                                     4,000         171,480
---------------------------------------------------------------------------------
Lance, Inc.                                                8,600         163,658
---------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                      2,300          31,326
---------------------------------------------------------------------------------
Omega Protein Corp. 1                                      4,800          41,280
---------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                               4,900         150,332
---------------------------------------------------------------------------------
Sanderson Farms, Inc.                                      6,350         274,828
---------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                   1,300          38,467
                                                                   --------------
                                                                       2,307,072

---------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Chattem, Inc. 1                                            4,900         162,190
---------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                 3,500         173,915
---------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                         16,400         416,232
---------------------------------------------------------------------------------
Rayovac Corp. 1                                           15,500         473,680
                                                                   --------------
                                                                       1,226,017

---------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Del Laboratories, Inc. 1                                   2,538          88,196
---------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                    9,800         232,652
---------------------------------------------------------------------------------
Inter Parfums, Inc.                                        1,200          19,080
---------------------------------------------------------------------------------
Mannatech, Inc.                                           15,200         289,408
---------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                           7,900         160,844
---------------------------------------------------------------------------------
NBTY, Inc. 1                                               6,500         156,065
                                                                   --------------
                                                                         946,245

---------------------------------------------------------------------------------
TOBACCO--0.1%
Star Scientific, Inc. 1                                   20,100         102,209
---------------------------------------------------------------------------------
Vector Group Ltd.                                          2,200          36,586
                                                                   --------------
                                                                         138,795

---------------------------------------------------------------------------------
ENERGY--7.2%
---------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Atwood Oceanics, Inc. 1                                    5,700         296,970
---------------------------------------------------------------------------------
Cal Dive International, Inc. 1                            14,700         599,025
---------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                       2,300         158,700
---------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                  700          29,819
---------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                            6,500         260,325
---------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                            800          19,408
---------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                       14,000         293,169
---------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                     10,900         218,545
---------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                              5,800         126,614
---------------------------------------------------------------------------------
Hydril Co. 1                                               4,100         186,591
---------------------------------------------------------------------------------
Key Energy Services, Inc. 1                                4,700          55,460
---------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                             6,300         210,798


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Maverick Tube Corp. 1                                      9,300   $     281,790
---------------------------------------------------------------------------------
NS Group, Inc. 1                                          11,100         308,580
---------------------------------------------------------------------------------
Oceaneering International, Inc. 1                          1,500          55,980
---------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                 3,700         120,139
---------------------------------------------------------------------------------
Oil States International, Inc. 1                          14,200         273,918
---------------------------------------------------------------------------------
Pioneer Drilling Co. 1                                     5,800          58,522
---------------------------------------------------------------------------------
Precision Drilling Corp. 1                                 1,500          94,546
---------------------------------------------------------------------------------
Pride International, Inc. 1                                5,100         104,754
---------------------------------------------------------------------------------
RPC, Inc.                                                  2,800          70,336
---------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                             100           1,541
---------------------------------------------------------------------------------
Technicoil Corp. 1                                         7,100          15,505
---------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                 1,000          28,300
---------------------------------------------------------------------------------
Todco, Cl. A 1                                             2,500          46,050
---------------------------------------------------------------------------------
Total Energy Services Ltd. 1                              16,300          92,917
---------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                 4,100         227,559
---------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                     7,100         247,861
---------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                        3,300          73,953
                                                                   --------------
                                                                       4,557,675

---------------------------------------------------------------------------------
OIL & GAS--5.1%
Ashland, Inc.                                              1,900         110,922
---------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                       37,300         105,847
---------------------------------------------------------------------------------
ATP Oil & Gas Corp. 1                                      1,200          22,296
---------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                 3,200         152,640
---------------------------------------------------------------------------------
Bill Barrett Corp. 1                                       7,000         223,930
---------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                                   86,400         187,489
---------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                               5,800         256,650
---------------------------------------------------------------------------------
Callon Petroleum Co. 1                                     8,200         118,572
---------------------------------------------------------------------------------
Canadian Superior Energy, Inc. 1                          21,700          34,593
---------------------------------------------------------------------------------
Cimarex Energy Co. 1                                      14,290         541,591
---------------------------------------------------------------------------------
Clear Energy, Inc. 1                                       9,133          41,162
---------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                 8,600         189,630
---------------------------------------------------------------------------------
Crew Energy, Inc. 1                                        5,666          39,487
---------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                      1,940          12,613
---------------------------------------------------------------------------------
Daylight Energy Trust 1                                   32,900         263,606
---------------------------------------------------------------------------------
Denbury Resources, Inc. 1                                 11,500         315,675
---------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                       4,500          73,163
---------------------------------------------------------------------------------
Edge Petroleum Corp. 1                                     1,100          16,038
---------------------------------------------------------------------------------
Encore Acquisition Co. 1                                   1,200          41,892
---------------------------------------------------------------------------------
Energy Partners Ltd. 1                                    19,000         385,130
---------------------------------------------------------------------------------
Esprit Energy Trust, Cl. A                                   950           9,753
---------------------------------------------------------------------------------
Fairborne Energy Ltd. 1,2                                  5,500          55,314
---------------------------------------------------------------------------------
Find Energy Ltd. 1                                         7,400          25,261
---------------------------------------------------------------------------------
Find Energy Ltd. 1                                        28,100          95,922
---------------------------------------------------------------------------------
Forest Oil Corp. 1                                         5,900         187,148
---------------------------------------------------------------------------------
Frontier Oil Corp.                                        16,700         445,222

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
OIL & GAS Continued
General Maritime Corp. 1                                   3,300   $     131,835
---------------------------------------------------------------------------------
Giant Industries, Inc. 1                                   3,200          84,832
---------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                         14,600         252,142
---------------------------------------------------------------------------------
Holly Corp.                                                3,900         108,693
---------------------------------------------------------------------------------
Houston Exploration Co. 1                                  4,000         225,240
---------------------------------------------------------------------------------
KCS Energy, Inc. 1                                         9,000         133,020
---------------------------------------------------------------------------------
Ketch Resources Ltd. 1                                     4,900          69,115
---------------------------------------------------------------------------------
Lightning Energy Ltd. 1                                    1,100           3,975
---------------------------------------------------------------------------------
Lightning Energy Ltd. 1,3                                 14,400          49,293
---------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                           33,500         432,150
---------------------------------------------------------------------------------
Maritrans, Inc.                                            3,400          61,778
---------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                           13,200          79,860
---------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                           16,450          46,680
---------------------------------------------------------------------------------
Mission Resources Corp. 1                                  6,400          37,376
---------------------------------------------------------------------------------
Noble Energy, Inc.                                         1,700         104,822
---------------------------------------------------------------------------------
OMI Corp.                                                  8,600         144,910
---------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                        3,500          56,758
---------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                           1,200          66,240
---------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                18,800         422,084
---------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                     4,700         176,250
---------------------------------------------------------------------------------
Penn Virginia Corp.                                        6,400         259,648
---------------------------------------------------------------------------------
Petroleum Development Corp. 1                              6,300         242,991
---------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                     10,942         284,492
---------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                        1,940          13,763
---------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                   2,120           5,839
---------------------------------------------------------------------------------
ProspEx Resources Ltd. 1,3                                 3,800           9,605
---------------------------------------------------------------------------------
Range Resources Corp.                                      6,200         126,852
---------------------------------------------------------------------------------
Real Resources, Inc. 1                                    11,900         117,595
---------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                9,300         253,425
---------------------------------------------------------------------------------
Resource America, Inc., Cl. A                              2,900          94,250
---------------------------------------------------------------------------------
Southwestern Energy Co. 1                                  1,100          55,759
---------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                            6,600         275,484
---------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                   49,800         220,290
---------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                      3,600         171,756
---------------------------------------------------------------------------------
Stone Energy Corp. 1                                       1,100          49,599
---------------------------------------------------------------------------------
Sunoco, Inc.                                               2,800         228,788
---------------------------------------------------------------------------------
Swift Energy Co. 1                                         7,900         228,626
---------------------------------------------------------------------------------
Tesoro Corp. 1                                            12,700         404,622
---------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                    18,666         116,843
---------------------------------------------------------------------------------
TKE Energy Trust 1                                        14,000         111,706
---------------------------------------------------------------------------------
Tusk Energy Corp. 1                                       20,700          50,966
---------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                     21,300          49,671
---------------------------------------------------------------------------------
VAALCO Energy, Inc. 1                                      5,000          19,400
---------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                   19,000         431,110
---------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                  4,900         148,225


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
OIL & GAS Continued
World Fuel Services Corp.                                  3,000   $     149,400
                                                                   --------------
                                                                      10,759,304

---------------------------------------------------------------------------------
FINANCIALS--12.1%
---------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Harris & Harris Group, Inc. 1                              3,800          62,244
---------------------------------------------------------------------------------
National Financial Partners Corp.                         10,700         415,160
---------------------------------------------------------------------------------
SWS Group, Inc.                                            8,900         195,088
                                                                   --------------
                                                                         672,492

---------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
Alliance Financial Corp.                                     600          18,300
---------------------------------------------------------------------------------
AmericanWest Bancorporation                                2,910          58,928
---------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                             3,900         113,685
---------------------------------------------------------------------------------
Arrow Financial Corp.                                         62           1,922
---------------------------------------------------------------------------------
Associated Banc-Corp                                       4,113         136,593
---------------------------------------------------------------------------------
Astoria Financial Corp.                                    1,700          67,949
---------------------------------------------------------------------------------
BancorpSouth, Inc.                                         1,000          24,370
---------------------------------------------------------------------------------
Bank of Hawaii Corp.                                       1,900          96,406
---------------------------------------------------------------------------------
Bank of the Ozarks, Inc.                                     700          23,821
---------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                 5,500         109,450
---------------------------------------------------------------------------------
Banner Corp.                                                 800          24,952
---------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                              1,700          63,155
---------------------------------------------------------------------------------
Camco Financial Corp.                                        500           7,700
---------------------------------------------------------------------------------
Camden National Corp.                                        300          11,823
---------------------------------------------------------------------------------
Capital City Bank Group, Inc.                                425          17,765
---------------------------------------------------------------------------------
Capital Corp. of the West                                    400          18,800
---------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                         600          21,132
---------------------------------------------------------------------------------
Center Financial Corp.                                     1,700          34,034
---------------------------------------------------------------------------------
CFS Bancorp, Inc.                                            200           2,854
---------------------------------------------------------------------------------
Chemical Financial Corp.                                   1,705          73,179
---------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                               2,900          70,122
---------------------------------------------------------------------------------
City Holding Co.                                           7,400         268,176
---------------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                             8,400         178,332
---------------------------------------------------------------------------------
Columbia Banking System, Inc.                              5,590         139,694
---------------------------------------------------------------------------------
Commercial Federal Corp.                                   1,700          50,507
---------------------------------------------------------------------------------
Community Bancorp, Inc. 1                                    600          18,360
---------------------------------------------------------------------------------
Community Bank System, Inc.                               12,300         347,475
---------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                715          23,137
---------------------------------------------------------------------------------
Corus Bankshares, Inc.                                       900          43,209
---------------------------------------------------------------------------------
CVB Financial Corp.                                          510          13,546
---------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                            3,612          64,691
---------------------------------------------------------------------------------
Downey Financial Corp.                                     2,300         131,100
---------------------------------------------------------------------------------
East West Bancorp, Inc.                                    2,200          92,312
---------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                  3,316         141,792
---------------------------------------------------------------------------------
First BanCorp                                                750          47,633

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
First Citizens BancShares, Inc., Cl. A                       800   $     118,600
---------------------------------------------------------------------------------
First Commonwealth Financial Corp.                        12,600         193,914
---------------------------------------------------------------------------------
First Defiance Financial Corp.                             1,200          34,164
---------------------------------------------------------------------------------
First Financial Corp.                                        600          21,018
---------------------------------------------------------------------------------
First Financial Holdings, Inc.                             3,100         101,494
---------------------------------------------------------------------------------
First Merchants Corp.                                        615          17,405
---------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                  900          32,661
---------------------------------------------------------------------------------
First National Bankshares of Florida, Inc.                 1,957          46,772
---------------------------------------------------------------------------------
First Place Financial Corp.                                5,400         120,906
---------------------------------------------------------------------------------
First Republic Bank                                        4,100         217,300
---------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                 2,400         124,488
---------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                     3,100          70,060
---------------------------------------------------------------------------------
Flushing Financial Corp.                                   1,775          35,607
---------------------------------------------------------------------------------
Foothill Independent Bancorp                                 118           2,771
---------------------------------------------------------------------------------
Frontier Financial Corp.                                     200           7,722
---------------------------------------------------------------------------------
GB&T Bancshares, Inc.                                      1,800          43,416
---------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                      3,375         114,885
---------------------------------------------------------------------------------
Greater Bay Bancorp                                        9,300         259,284
---------------------------------------------------------------------------------
Hancock Holding Co.                                          700          23,422
---------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                            3,900         134,979
---------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                      5,400         159,354
---------------------------------------------------------------------------------
Home Federal Bancorp                                       1,000          25,219
---------------------------------------------------------------------------------
Horizon Financial Corp.                                      200           4,116
---------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                 2,400          47,496
---------------------------------------------------------------------------------
Hudson United Bancorp                                      1,300          51,194
---------------------------------------------------------------------------------
Independence Community Bank Corp.                          1,600          68,128
---------------------------------------------------------------------------------
Independent Bank Corp., Michigan                           4,443         132,535
---------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                            4,100         141,245
---------------------------------------------------------------------------------
ITLA Capital Corp. 1                                         400          23,516
---------------------------------------------------------------------------------
Macatawa Bank Corp.                                          455          14,692
---------------------------------------------------------------------------------
MainSource Financial Group, Inc.                             383           9,146
---------------------------------------------------------------------------------
NASB Financial, Inc.                                       1,100          43,956
---------------------------------------------------------------------------------
National Bankshares, Inc.                                    600          32,112
---------------------------------------------------------------------------------
NBT Bancorp, Inc.                                          2,500          64,300
---------------------------------------------------------------------------------
Net.B@nk, Inc.                                             9,100          94,731
---------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                     500          19,395
---------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                     316          10,074
---------------------------------------------------------------------------------
Oriental Financial Group, Inc.                             2,090          59,168
---------------------------------------------------------------------------------
Pacific Capital Bancorp                                   18,910         642,751
---------------------------------------------------------------------------------
Parkvale Financial Corp.                                     400          11,516
---------------------------------------------------------------------------------
PennRock Financial Services Corp.                          1,220          47,470
---------------------------------------------------------------------------------
PFF Bancorp, Inc.                                          5,940         275,200
---------------------------------------------------------------------------------
Provident Bankshares Corp.                                 3,251         118,239
---------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                           800          23,080
---------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                11,800         458,784


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Republic Bancorp, Inc.                                    10,557   $     161,311
---------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                              3,560          91,492
---------------------------------------------------------------------------------
S&T Bancorp, Inc.                                            500          18,845
---------------------------------------------------------------------------------
Santander BanCorp                                            620          18,699
---------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                          3,630          80,768
---------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                9,500         425,790
---------------------------------------------------------------------------------
Sky Financial Group, Inc.                                    600          17,202
---------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                  300           4,875
---------------------------------------------------------------------------------
Southside Bancshares, Inc.                                   315           7,198
---------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                    3,400          83,232
---------------------------------------------------------------------------------
State Bancorp, Inc.                                        1,162          31,955
---------------------------------------------------------------------------------
State Financial Services Corp.                             6,400         192,640
---------------------------------------------------------------------------------
Sterling Bancorp                                           4,360         123,170
---------------------------------------------------------------------------------
Sterling Financial Corp. (Western US)                     11,717         460,009
---------------------------------------------------------------------------------
Sun Bancorp, Inc.                                          1,196          29,876
---------------------------------------------------------------------------------
TCF Financial Corp.                                        1,600          51,424
---------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. 1                             800          17,296
---------------------------------------------------------------------------------
TierOne Corp.                                              3,800          94,430
---------------------------------------------------------------------------------
Union Bankshares Corp.                                       900          34,587
---------------------------------------------------------------------------------
United Bankshares, Inc.                                    1,800          68,670
---------------------------------------------------------------------------------
United Community Financial Corp.                           1,300          14,560
---------------------------------------------------------------------------------
Univest Corp. of Pennsylvania                                300          13,806
---------------------------------------------------------------------------------
Vineyard National Bancorp Co.                                500          16,430
---------------------------------------------------------------------------------
Waypoint Financial Corp.                                   2,210          62,654
---------------------------------------------------------------------------------
Webster Financial Corp.                                    2,334         118,194
---------------------------------------------------------------------------------
WesBanco, Inc.                                             1,300          41,561
---------------------------------------------------------------------------------
WSFS Financial Corp.                                       4,200         253,344
                                                                   --------------
                                                                       9,389,207

---------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Advance America Cash Advance Centers, Inc. 1               8,700         199,230
---------------------------------------------------------------------------------
ASTA Funding, Inc.                                         5,400         144,936
---------------------------------------------------------------------------------
MoneyGram International, Inc.                             12,700         268,478
                                                                   --------------
                                                                         612,644

---------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Ace Cash Express, Inc. 1                                     600          17,796
---------------------------------------------------------------------------------
Advanta Corp., Cl. B                                       3,700          89,799
---------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1                          8,500         575,790
---------------------------------------------------------------------------------
American Capital Strategies Ltd.                           2,700          90,045
---------------------------------------------------------------------------------
AmeriCredit Corp. 1                                        1,900          46,455
---------------------------------------------------------------------------------
Archipelago Holdings, Inc. 1                               1,400          29,372
---------------------------------------------------------------------------------
Cash America International, Inc.                           5,700         169,461
---------------------------------------------------------------------------------
CompuCredit Corp. 1                                       10,600         289,804
---------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                 14,100         210,795
---------------------------------------------------------------------------------
First Albany Cos., Inc.                                    1,300          12,610

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
First Cash Financial Services, Inc. 1                      4,000   $     106,840
---------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                             4,500         218,340
---------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                        4,400          88,000
---------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                               1,400          15,330
---------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1                               1,200          20,412
---------------------------------------------------------------------------------
Medallion Financial Corp.                                  1,700          16,490
---------------------------------------------------------------------------------
Metris Cos., Inc. 1                                       11,400         145,350
---------------------------------------------------------------------------------
Piper Jaffray Cos., Inc.                                   3,600         172,620
---------------------------------------------------------------------------------
Providian Financial Corp. 1                                6,800         111,996
---------------------------------------------------------------------------------
Raymond James Financial, Inc.                              2,400          74,352
---------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                          4,100          73,021
---------------------------------------------------------------------------------
SEI Investments Co.                                        3,600         150,948
---------------------------------------------------------------------------------
United PanAm Financial Corp. 1                               700          13,342
---------------------------------------------------------------------------------
WFS Financial, Inc.                                        3,300         167,574
---------------------------------------------------------------------------------
World Acceptance Corp. 1                                   3,400          93,534
                                                                   --------------
                                                                       3,000,076

---------------------------------------------------------------------------------
INSURANCE--3.6%
Affirmative Insurance Holdings, Inc.                       6,800         114,512
---------------------------------------------------------------------------------
Alfa Corp.                                                 4,400          66,814
---------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                6,000         196,980
---------------------------------------------------------------------------------
American Financial Group, Inc.                             5,700         178,467
---------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                        1,800          64,836
---------------------------------------------------------------------------------
AmerUs Group Co.                                          10,900         493,770
---------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                  2,900         112,230
---------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                       900          19,017
---------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                              2,600          63,752
---------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg                        600          16,074
---------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                 4,000         244,160
---------------------------------------------------------------------------------
Danielson Holding Corp. 1                                  6,000          50,700
---------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                        7,900         364,585
---------------------------------------------------------------------------------
Direct General Corp.                                       2,200          70,620
---------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                 3,900          89,427
---------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                    300           6,492
---------------------------------------------------------------------------------
Fidelity National Financial, Inc.                             79           3,608
---------------------------------------------------------------------------------
First American Corp. (The)                                 3,800         133,532
---------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                               5,000         176,900
---------------------------------------------------------------------------------
Great American Financial Resources, Inc.                   1,300          22,581
---------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                               2,100          69,552
---------------------------------------------------------------------------------
Horace Mann Educators Corp.                               11,200         213,696
---------------------------------------------------------------------------------
Independence Holding Co.                                     540           9,963
---------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                         5,800         204,160
---------------------------------------------------------------------------------
IPC Holdings Ltd.                                          2,300         100,073
---------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                          8,500         458,405
---------------------------------------------------------------------------------
Markel Corp. 1                                               100          36,400


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
INSURANCE Continued
Meadowbrook Insurance Group, Inc. 1                        3,400   $      16,966
---------------------------------------------------------------------------------
Mercury General Corp.                                      1,300          77,896
---------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                 400          66,644
---------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                  9,400         236,974
---------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                     18,100         420,101
---------------------------------------------------------------------------------
Old Republic International Corp.                           5,700         144,210
---------------------------------------------------------------------------------
Penn-America Group, Inc.                                   2,200          33,220
---------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                    4,000         264,560
---------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                   5,300          66,250
---------------------------------------------------------------------------------
PMA Capital Corp., Cl. A 1                                 4,500          46,575
---------------------------------------------------------------------------------
ProCentury Corp.                                          11,600         143,840
---------------------------------------------------------------------------------
Protective Life Corp.                                      2,800         119,532
---------------------------------------------------------------------------------
Pxre Group Ltd.                                            1,200          30,252
---------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                         1,500          72,675
---------------------------------------------------------------------------------
RLI Corp.                                                  2,200          91,454
---------------------------------------------------------------------------------
Safety Insurance Group, Inc.                               1,800          56,070
---------------------------------------------------------------------------------
Selective Insurance Group, Inc.                            8,000         353,920
---------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                             4,600         379,500
---------------------------------------------------------------------------------
State Auto Financial Corp.                                 7,700         199,045
---------------------------------------------------------------------------------
Stewart Information Services Corp.                         3,500         145,775
---------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                       500          30,240
---------------------------------------------------------------------------------
UICI                                                       3,500         118,650
---------------------------------------------------------------------------------
United Fire & Casualty Co.                                 4,000         134,840
---------------------------------------------------------------------------------
Unitrin, Inc.                                                400          18,180
---------------------------------------------------------------------------------
Universal American Financial Corp. 1                      29,200         451,724
---------------------------------------------------------------------------------
UnumProvident Corp.                                        6,200         111,228
---------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                               13,100          48,208
---------------------------------------------------------------------------------
Zenith National Insurance Corp.                            4,300         214,312
                                                                   --------------
                                                                       7,674,147

---------------------------------------------------------------------------------
REAL ESTATE--1.6%
Acadia Realty Trust                                        1,100          17,930
---------------------------------------------------------------------------------
Agree Realty Corp.                                         4,600         145,774
---------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                        500          37,210
---------------------------------------------------------------------------------
Arden Realty, Inc.                                         1,500          56,580
---------------------------------------------------------------------------------
Associated Estates Realty Corp.                            1,100          11,242
---------------------------------------------------------------------------------
Brandywine Realty Trust                                    2,300          67,597
---------------------------------------------------------------------------------
Camden Property Trust                                      1,700          86,700
---------------------------------------------------------------------------------
Capital Automotive REIT                                    1,500          53,288
---------------------------------------------------------------------------------
Capstead Mortgage Corp.                                    1,100          11,594
---------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                   1,100          36,300
---------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                      3,000         100,650
---------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                            800          61,080
---------------------------------------------------------------------------------
Colonial Properties Trust                                    800          31,416

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
REAL ESTATE Continued
Consolidated-Tomoka Land Co.                                 500   $      21,500
---------------------------------------------------------------------------------
Cornerstone Realty Income Trust, Inc.                        600           5,988
---------------------------------------------------------------------------------
Corporate Office Properties Trust                          1,100          32,285
---------------------------------------------------------------------------------
Correctional Properties Trust                              1,700          49,096
---------------------------------------------------------------------------------
CRT Properties, Inc.                                       1,500          35,790
---------------------------------------------------------------------------------
Equity Inns, Inc.                                          9,200         108,008
---------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                        1,900          77,387
---------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A              5,300         102,767
---------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                               800          17,024
---------------------------------------------------------------------------------
Health Care REIT, Inc.                                     3,000         114,450
---------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                              1,500          61,050
---------------------------------------------------------------------------------
Heritage Property Investment Trust                           500          16,045
---------------------------------------------------------------------------------
Highwoods Properties, Inc.                                 2,300          63,710
---------------------------------------------------------------------------------
Impac Mortgage Holdings, Inc.                              1,500          34,005
---------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                 7,000         261,870
---------------------------------------------------------------------------------
Kilroy Realty Corp.                                        1,300          55,575
---------------------------------------------------------------------------------
Lexington Corporate Properties Trust                       2,700          60,966
---------------------------------------------------------------------------------
LTC Properties, Inc.                                       1,000          19,910
---------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                     1,500          69,045
---------------------------------------------------------------------------------
Maguire Properties, Inc.                                   1,400          38,444
---------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                    1,500          61,830
---------------------------------------------------------------------------------
Mills Corp.                                                1,900         121,144
---------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                         3,800          90,250
---------------------------------------------------------------------------------
Novastar Financial, Inc.                                   1,500          74,250
---------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                           1,100          12,980
---------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                        1,300          81,510
---------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                  1,900          81,320
---------------------------------------------------------------------------------
Prentiss Properties Trust                                    600          22,920
---------------------------------------------------------------------------------
PS Business Parks, Inc.                                      500          22,550
---------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                          2,100          67,725
---------------------------------------------------------------------------------
Redwood Trust, Inc.                                          800          49,672
---------------------------------------------------------------------------------
Regency Centers Corp.                                        800          44,320
---------------------------------------------------------------------------------
Senior Housing Properties Trust                            3,200          60,608
---------------------------------------------------------------------------------
Simon Property Group, Inc.                                   158          10,218
---------------------------------------------------------------------------------
SL Green Realty Corp.                                      1,100          66,605
---------------------------------------------------------------------------------
Spirit Finance Corp. 1                                    12,400         156,860
---------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                 1,500          23,625
---------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                        4,800         127,008
---------------------------------------------------------------------------------
Town & Country Trust                                         900          24,867
---------------------------------------------------------------------------------
Trammell Crow Co. 1                                        3,300          59,763
---------------------------------------------------------------------------------
Trizec Properties, Inc.                                    2,300          43,516
---------------------------------------------------------------------------------
United Capital Corp. 1                                       400           9,060
---------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                         1,100          27,280


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
REAL ESTATE Continued
Ventas, Inc.                                               1,900   $      52,079
                                                                   --------------
                                                                       3,354,236

---------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Accredited Home Lenders Holding Co. 1                      4,000         198,720
---------------------------------------------------------------------------------
Bank Mutual Corp.                                          8,636         105,100
---------------------------------------------------------------------------------
CharterMac                                                 1,800          43,992
---------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc.                              2,200          26,730
---------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                           4,400         101,992
---------------------------------------------------------------------------------
Fremont General Corp.                                      8,900         224,102
---------------------------------------------------------------------------------
KBNT Bancorp, Inc.                                         1,400          23,660
---------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                               5,900          90,270
---------------------------------------------------------------------------------
Radian Group, Inc.                                         3,900         207,636
                                                                   --------------
                                                                       1,022,202

---------------------------------------------------------------------------------
HEALTH CARE--11.2%
---------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Abgenix, Inc. 1                                           12,800         132,352
---------------------------------------------------------------------------------
Affymetrix, Inc. 1                                         3,000         109,650
---------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1                              800          20,160
---------------------------------------------------------------------------------
Aphton Corp. 1                                             1,600           4,976
---------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                     9,300         194,463
---------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                   20,400         194,208
---------------------------------------------------------------------------------
Bioenvision, Inc. 1                                        9,500          85,120
---------------------------------------------------------------------------------
Bone Care International, Inc. 1                            7,700         214,445
---------------------------------------------------------------------------------
Caliper Life Sciences, Inc. 1                              2,900          21,837
---------------------------------------------------------------------------------
Celgene Corp. 1                                            4,100         108,773
---------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 1           1,144          52,635
---------------------------------------------------------------------------------
Corgentech, Inc. 1                                         1,700          14,076
---------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                    2,800          21,868
---------------------------------------------------------------------------------
Durect Corp. 1                                             4,100          13,448
---------------------------------------------------------------------------------
Dusa Pharmaceuticals, Inc. 1                                 900          12,870
---------------------------------------------------------------------------------
Enzo Biochem, Inc.                                         3,000          58,410
---------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                          2,600         117,546
---------------------------------------------------------------------------------
ID Biomedical Corp. 1                                      6,100          90,829
---------------------------------------------------------------------------------
ImmunoGen, Inc. 1                                          2,800          24,752
---------------------------------------------------------------------------------
Incyte Corp. 1                                             4,900          48,951
---------------------------------------------------------------------------------
Medarex, Inc. 1                                           10,100         108,878
---------------------------------------------------------------------------------
Medicines Co. (The) 1                                      7,600         218,880
---------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                         4,700          56,964
---------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                    6,500         146,315
---------------------------------------------------------------------------------
NeoPharm, Inc. 1                                           1,500          18,765
---------------------------------------------------------------------------------
Northfield Laboratories, Inc. 1                            3,400          76,670
---------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                               4,500         145,755
---------------------------------------------------------------------------------
Orchid Biosciences, Inc. 1                                 3,600          41,400

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
OSI Pharmaceuticals, Inc. 1                                3,200   $     239,520
---------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                          5,800          53,418
---------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1                            2,700           7,317
---------------------------------------------------------------------------------
Techne Corp. 1                                             1,500          58,350
---------------------------------------------------------------------------------
Telik, Inc. 1                                              2,500          47,850
---------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                           18,700         160,820
---------------------------------------------------------------------------------
Trimeris, Inc. 1                                           4,600          65,182
---------------------------------------------------------------------------------
United Therapeutics Corp. 1                                5,400         243,810
---------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1                            14,500         153,265
                                                                   --------------
                                                                       3,384,528

---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
ABIOMED, Inc. 1                                            2,400          37,056
---------------------------------------------------------------------------------
Adeza Biomedical Corp. 1                                   2,400          42,120
---------------------------------------------------------------------------------
Align Technology, Inc. 1                                  10,700         115,025
---------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                  7,500         313,575
---------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                 5,300          48,495
---------------------------------------------------------------------------------
Arrow International, Inc.                                  9,000         278,910
---------------------------------------------------------------------------------
ArthroCare Corp. 1                                         5,200         166,712
---------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                             7,000         171,220
---------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                        1,000          64,460
---------------------------------------------------------------------------------
Bioveris Corp. 1                                             400           2,924
---------------------------------------------------------------------------------
CNS, Inc.                                                  2,900          36,395
---------------------------------------------------------------------------------
Conceptus, Inc. 1                                          1,500          12,173
---------------------------------------------------------------------------------
ConMed Corp. 1                                             7,100         201,782
---------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                                   4,800          66,480
---------------------------------------------------------------------------------
Cytyc Corp. 1                                              1,400          38,598
---------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                              4,700         263,200
---------------------------------------------------------------------------------
Datascope Corp.                                              300          11,907
---------------------------------------------------------------------------------
Diagnostic Products Corp.                                    200          11,010
---------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                       900          19,278
---------------------------------------------------------------------------------
Endologix, Inc. 1                                          2,400          16,392
---------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc. 1                              10,200         182,682
---------------------------------------------------------------------------------
Exactech, Inc. 1                                           1,300          23,777
---------------------------------------------------------------------------------
Foxhollow Technologies, Inc. 1                               700          17,213
---------------------------------------------------------------------------------
Haemonetics Corp. 1                                        9,000         325,890
---------------------------------------------------------------------------------
HealthTronics, Inc. 1                                      3,600          38,268
---------------------------------------------------------------------------------
Hologic, Inc. 1                                            8,900         244,483
---------------------------------------------------------------------------------
Hospira, Inc. 1                                            8,800         294,800
---------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                 1,200          65,508
---------------------------------------------------------------------------------
Immucor, Inc. 1                                            3,075          72,293
---------------------------------------------------------------------------------
Inamed Corp. 1                                             2,450         154,963
---------------------------------------------------------------------------------
Kensey Nash Corp. 1                                        7,100         245,163
---------------------------------------------------------------------------------
Kyphon, Inc. 1                                             5,400         139,104
---------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                   2,500          64,400


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Matthews International Corp., Cl. A                        8,600   $     316,480
---------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                          2,100          41,370
---------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                  5,600          97,384
---------------------------------------------------------------------------------
Millipore Corp. 1                                            300          14,943
---------------------------------------------------------------------------------
Mine Safety Applicances Co.                                4,200         212,940
---------------------------------------------------------------------------------
Molecular Devices Corp. 1                                  7,300         146,730
---------------------------------------------------------------------------------
Occulogix, Inc. 1                                            800           8,224
---------------------------------------------------------------------------------
Ocular Sciences, Inc. 1                                    8,000         392,080
---------------------------------------------------------------------------------
OrthoLogic Corp. 1                                         7,000          43,750
---------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                       6,700         174,669
---------------------------------------------------------------------------------
PerkinElmer, Inc.                                          9,300         209,157
---------------------------------------------------------------------------------
PolyMedica Corp.                                           8,600         320,694
---------------------------------------------------------------------------------
Possis Medical, Inc. 1                                     6,600          88,968
---------------------------------------------------------------------------------
Respironics, Inc. 1                                        1,600          86,976
---------------------------------------------------------------------------------
SonoSite, Inc. 1                                           3,900         132,405
---------------------------------------------------------------------------------
SurModics, Inc. 1                                          4,900         159,299
---------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                         11,300         399,794
---------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                                   4,000          84,200
---------------------------------------------------------------------------------
Thermo Electron Corp. 1                                    6,700         202,273
---------------------------------------------------------------------------------
TriPath Imaging, Inc. 1                                    2,800          25,116
---------------------------------------------------------------------------------
Urologix, Inc. 1                                           3,500          22,645
---------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                             1,700          73,508
---------------------------------------------------------------------------------
Varian, Inc. 1                                             3,700         151,737
---------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                            6,100         390,339
---------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                  2,400          45,600
---------------------------------------------------------------------------------
VISX, Inc. 1                                              18,900         488,943
---------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                         4,000         100,120
---------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                               6,200         176,700
---------------------------------------------------------------------------------
Young Innovations, Inc.                                      550          18,552
                                                                   --------------
                                                                       8,411,852

---------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
Alderwoods Group, Inc. 1                                   2,800          31,864
---------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                   15,400         164,318
---------------------------------------------------------------------------------
Amedisys, Inc. 1                                           6,500         210,535
---------------------------------------------------------------------------------
America Service Group, Inc. 1                              3,350          89,680
---------------------------------------------------------------------------------
American Healthways, Inc. 1                                  800          26,432
---------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                         1,100          83,226
---------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                              800          12,728
---------------------------------------------------------------------------------
AmSurg Corp. 1                                             1,600          47,264
---------------------------------------------------------------------------------
Andrx Corp. 1                                              2,700          58,941
---------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                               18,700         171,105
---------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                         4,900          85,260
---------------------------------------------------------------------------------
Cantel Medical Corp. 1                                       700          26,194
---------------------------------------------------------------------------------
Centene Corp. 1                                              600          17,010
---------------------------------------------------------------------------------
Cerner Corp. 1                                             3,900         207,363

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Computer Programs & Systems, Inc.                            400   $       9,260
---------------------------------------------------------------------------------
CorVel Corp. 1                                             2,100          56,238
---------------------------------------------------------------------------------
Covance, Inc. 1                                            7,300         282,875
---------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                               2,800         148,624
---------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                          10,700         193,456
---------------------------------------------------------------------------------
DaVita, Inc. 1                                             2,800         110,684
---------------------------------------------------------------------------------
Dendrite International, Inc. 1                             4,800          93,120
---------------------------------------------------------------------------------
Eclipsys Corp. 1                                          10,800         220,644
---------------------------------------------------------------------------------
Express Scripts, Inc. 1                                      300          22,932
---------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                 9,900         346,797
---------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                           12,900         215,688
---------------------------------------------------------------------------------
HealthExtras, Inc. 1                                      12,300         200,490
---------------------------------------------------------------------------------
Humana, Inc. 1                                             5,400         160,326
---------------------------------------------------------------------------------
IDX Systems Corp. 1                                        4,800         165,408
---------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                 5,100         152,745
---------------------------------------------------------------------------------
LCA-Vision, Inc.                                          12,100         283,019
---------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                1,600          55,712
---------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                           5,600         191,296
---------------------------------------------------------------------------------
Matria Healthcare, Inc. 1                                  4,800         187,536
---------------------------------------------------------------------------------
MedCath Corp. 1                                            2,800          68,992
---------------------------------------------------------------------------------
Merge Technologies, Inc. 1                                 3,600          80,100
---------------------------------------------------------------------------------
National HealthCare Corp.                                  1,200          42,360
---------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1               2,500          57,753
---------------------------------------------------------------------------------
Omnicell, Inc. 1                                           1,200          13,200
---------------------------------------------------------------------------------
Option Care, Inc.                                         14,200         244,098
---------------------------------------------------------------------------------
Owens & Minor, Inc.                                       16,900         476,073
---------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                          3,700         209,124
---------------------------------------------------------------------------------
Parexel International Corp. 1                              9,200         186,760
---------------------------------------------------------------------------------
PDI, Inc. 1                                                7,400         164,872
---------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                            4,600         294,630
---------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                                4,000          63,320
---------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 1                 1,900          78,451
---------------------------------------------------------------------------------
PRA International 1                                        2,600          64,428
---------------------------------------------------------------------------------
Province Healthcare Co. 1                                  8,800         196,680
---------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                  8,600         107,629
---------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                              2,600          95,056
---------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                    7,700         215,523
---------------------------------------------------------------------------------
Res-Care, Inc. 1                                           7,500         114,150
---------------------------------------------------------------------------------
Select Medical Corp.                                      14,500         255,200
---------------------------------------------------------------------------------
Service Corp. International 1                             29,500         219,775
---------------------------------------------------------------------------------
SFBC International, Inc. 1                                   900          35,550
---------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                             9,400         518,034
---------------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                               50,100         350,199
---------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                              7,300         338,428


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
United Surgical Partners International, Inc. 1             5,600   $     233,520
---------------------------------------------------------------------------------
VCA Antech, Inc. 1                                        16,700         327,320
---------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                      6,700         136,144
---------------------------------------------------------------------------------
VistaCare, Inc., Cl. A 1                                   1,600          26,608
---------------------------------------------------------------------------------
WellChoice, Inc. 1                                         2,000         106,800
                                                                   --------------
                                                                       9,649,547

---------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Able Laboratories, Inc. 1                                  5,800         131,950
---------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                      6,200         105,090
---------------------------------------------------------------------------------
AtheroGenics, Inc. 1                                       7,700         181,412
---------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                               2,500         113,850
---------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                  3,700          35,335
---------------------------------------------------------------------------------
Connetics Corp. 1                                          3,000          72,870
---------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                                 8,000         144,400
---------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                           1,900          18,867
---------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                      3,700          77,774
---------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                      21,100         482,979
---------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1                            5,900          35,164
---------------------------------------------------------------------------------
InKine Pharmaceutical Co., Inc. 1                          1,100           5,973
---------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc. 1                            4,100          68,757
---------------------------------------------------------------------------------
Nabi Biopharmaceuticals, Inc. 1                           15,500         227,075
---------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1                              1,200          20,472
---------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1                            1,200          49,656
---------------------------------------------------------------------------------
Perrigo Co.                                               14,100         243,507
---------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1                              4,500         109,890
---------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                               8,200         144,238
---------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                                   4,400          28,732
                                                                   --------------
                                                                       2,297,991

---------------------------------------------------------------------------------
INDUSTRIALS--17.4%
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
AAR Corp. 1                                                1,200          16,344
---------------------------------------------------------------------------------
Applied Signal Technology, Inc.                            8,100         285,525
---------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                     650           3,088
---------------------------------------------------------------------------------
Aviall, Inc. 1                                             9,900         227,403
---------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                      11,000         128,040
---------------------------------------------------------------------------------
EDO Corp.                                                  7,400         234,950
---------------------------------------------------------------------------------
Engineered Support Systems, Inc.                             550          32,571
---------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                                  2,300         176,295
---------------------------------------------------------------------------------
Goodrich Corp.                                             2,100          68,544
---------------------------------------------------------------------------------
HEICO Corp., Cl. A                                            30             519
---------------------------------------------------------------------------------
Herley Industries, Inc. 1                                    600          12,204
---------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1                     8,400         280,224
---------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                        2,500         113,375

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Orbital Sciences Corp. 1                                  30,400   $     359,632
---------------------------------------------------------------------------------
SI International, Inc. 1                                   5,000         153,800
---------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                              1,700          50,031
---------------------------------------------------------------------------------
United Defense Industries, Inc. 1                          3,400         160,650
                                                                   --------------
                                                                       2,303,195

---------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
ABX Air, Inc. 1                                           27,800         247,142
---------------------------------------------------------------------------------
Dynamex, Inc. 1                                            5,200          96,356
---------------------------------------------------------------------------------
EGL, Inc. 1                                               12,800         382,592
---------------------------------------------------------------------------------
Forward Air Corp. 1                                       11,000         491,700
---------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                   4,000         208,880
---------------------------------------------------------------------------------
Park-Ohio Holdings Corp. 1                                   800          20,720
                                                                   --------------
                                                                       1,447,390

---------------------------------------------------------------------------------
AIRLINES--1.1%
Alaska Air Group, Inc. 1                                   9,700         324,853
---------------------------------------------------------------------------------
America West Holdings Corp., Cl. B 1                      23,400         153,972
---------------------------------------------------------------------------------
AMR Corp. 1                                               27,600         302,220
---------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                       31,900         431,926
---------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                   28,500         213,180
---------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                               21,700         279,496
---------------------------------------------------------------------------------
FLYi, Inc. 1                                              11,300          20,001
---------------------------------------------------------------------------------
Frontier Airlines, Inc. 1                                 13,700         156,317
---------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                  7,900          53,957
---------------------------------------------------------------------------------
Mesa Air Group, Inc. 1                                    12,800         101,632
---------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A 1                         16,000         174,880
---------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1                                  3,900          54,366
---------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                          1,500          19,905
---------------------------------------------------------------------------------
SkyWest, Inc.                                              6,500         130,390
                                                                   --------------
                                                                       2,417,095

---------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
American Woodmark Corp.                                    1,100          48,048
---------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                  11,500         154,215
---------------------------------------------------------------------------------
Beacon Roofing Supply, Inc. 1                              3,800          75,468
---------------------------------------------------------------------------------
Crane Co.                                                  5,800         167,272
---------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                     6,800          59,160
---------------------------------------------------------------------------------
Lennox International, Inc.                                 6,000         122,100
---------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                               7,700         288,750
---------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.                            8,300         289,670
---------------------------------------------------------------------------------
Trex Co., Inc. 1                                           3,100         162,564
---------------------------------------------------------------------------------
Universal Forest Products, Inc.                            7,600         329,840
---------------------------------------------------------------------------------
USG Corp. 1                                                4,800         193,296
---------------------------------------------------------------------------------
Watsco, Inc.                                               3,300         116,226
                                                                   --------------
                                                                       2,006,609


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
ABM Industries, Inc.                                      12,700   $     250,444
---------------------------------------------------------------------------------
Adesa, Inc.                                                8,200         174,004
---------------------------------------------------------------------------------
Administaff, Inc. 1                                       16,900         213,109
---------------------------------------------------------------------------------
Angelica Corp.                                             1,800          48,690
---------------------------------------------------------------------------------
Banta Corp.                                                6,100         273,036
---------------------------------------------------------------------------------
Brady Corp., Cl. A                                         3,800         237,766
---------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                   4,500         291,420
---------------------------------------------------------------------------------
Brink's Co. (The)                                          9,500         375,440
---------------------------------------------------------------------------------
Central Parking Corp.                                      1,900          28,785
---------------------------------------------------------------------------------
Century Business Services, Inc. 1                          1,800           7,848
---------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                      1,000          15,080
---------------------------------------------------------------------------------
Coinstar, Inc. 1                                           2,600          69,758
---------------------------------------------------------------------------------
CompX International, Inc.                                    500           8,265
---------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                              7,800         358,020
---------------------------------------------------------------------------------
Copart, Inc. 1                                             8,900         234,248
---------------------------------------------------------------------------------
Corporate Executive Board Co.                              1,300          87,022
---------------------------------------------------------------------------------
CoStar Group, Inc. 1                                       1,900          87,742
---------------------------------------------------------------------------------
CPI Corp.                                                  1,000          13,590
---------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                      12,700         181,991
---------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                   3,500         208,775
---------------------------------------------------------------------------------
Duratek, Inc. 1                                            5,000         124,550
---------------------------------------------------------------------------------
Electro Rent Corp.                                         1,000          14,230
---------------------------------------------------------------------------------
Ennis, Inc.                                                6,300         121,275
---------------------------------------------------------------------------------
Equifax, Inc.                                              4,500         126,450
---------------------------------------------------------------------------------
Exponent, Inc. 1                                           5,100         140,199
---------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                  5,200         225,784
---------------------------------------------------------------------------------
General Binding Corp. 1                                    1,500          19,710
---------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                    3,300          87,714
---------------------------------------------------------------------------------
Gevity HR, Inc.                                            5,200         106,912
---------------------------------------------------------------------------------
Harland (John H.) Co.                                      6,500         234,650
---------------------------------------------------------------------------------
Healthcare Services Group, Inc.                            8,850         184,434
---------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                14,100         483,207
---------------------------------------------------------------------------------
HNI Corp.                                                  3,800         163,590
---------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                              7,700         221,760
---------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                               17,100         197,676
---------------------------------------------------------------------------------
Imagistics International, Inc. 1                           4,200         141,372
---------------------------------------------------------------------------------
Interpool, Inc.                                            1,400          33,600
---------------------------------------------------------------------------------
Intersections, Inc. 1                                      1,400          24,150
---------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                           2,200         104,610
---------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                           4,400         111,100
---------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                  900          27,162
---------------------------------------------------------------------------------
Kforce, Inc. 1                                             4,500          49,950
---------------------------------------------------------------------------------
Knoll, Inc. 1                                             19,900         348,250
---------------------------------------------------------------------------------
Korn-Ferry International 1                                18,900         392,175
---------------------------------------------------------------------------------
Labor Ready, Inc. 1                                       26,500         448,380

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Laureate Education, Inc. 1                                   300   $      13,227
---------------------------------------------------------------------------------
McGrath RentCorp                                           1,800          78,498
---------------------------------------------------------------------------------
Miller (Herman), Inc.                                      2,000          55,260
---------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                          600          19,824
---------------------------------------------------------------------------------
NCO Group, Inc. 1                                            700          18,095
---------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1                      8,000         329,760
---------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1                            1,000          37,550
---------------------------------------------------------------------------------
PRG-Schultz International, Inc. 1                          3,800          19,114
---------------------------------------------------------------------------------
Resources Connection, Inc. 1                               2,400         130,344
---------------------------------------------------------------------------------
Robert Half International, Inc.                            3,900         114,777
---------------------------------------------------------------------------------
Rollins, Inc.                                              7,200         189,504
---------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1                            3,600          58,428
---------------------------------------------------------------------------------
Schawk, Inc.                                               1,100          19,998
---------------------------------------------------------------------------------
School Specialty, Inc. 1                                   4,000         154,240
---------------------------------------------------------------------------------
SITEL Corp. 1                                             12,400          30,504
---------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                         15,200         276,032
---------------------------------------------------------------------------------
Spherion Corp. 1                                          11,700          98,280
---------------------------------------------------------------------------------
Standard Register Co. (The)                                1,200          16,944
---------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                     9,300         128,712
---------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                 17,400         168,606
---------------------------------------------------------------------------------
United Stationers, Inc. 1                                  7,500         346,500
---------------------------------------------------------------------------------
Universal Technical Institute, Inc. 1                      1,900          72,428
---------------------------------------------------------------------------------
Viad Corp.                                                 6,300         179,487
---------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                          2,200          64,658
---------------------------------------------------------------------------------
Waste Connections, Inc. 1                                  7,700         263,725
---------------------------------------------------------------------------------
Waste Industries USA, Inc.                                   100           1,240
---------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                8,500         229,075
---------------------------------------------------------------------------------
West Corp. 1                                               3,400         112,574
                                                                   --------------
                                                                      10,525,307

---------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Comfort Systems USA, Inc. 1                               12,800          98,304
---------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                   4,700         143,444
---------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                        1,100          49,698
---------------------------------------------------------------------------------
Granite Construction, Inc.                                 5,700         151,620
---------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1                    11,800         267,506
---------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1                     5,900          28,556
---------------------------------------------------------------------------------
MasTec, Inc. 1                                             2,500          25,275
---------------------------------------------------------------------------------
McDermott International, Inc. 1                            4,500          82,620
---------------------------------------------------------------------------------
Perini Corp. 1                                             4,600          76,774
---------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                   7,000         124,950
---------------------------------------------------------------------------------
URS Corp. 1                                                3,200         102,720
                                                                   --------------
                                                                       1,151,467


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Active Power, Inc. 1                                       3,400   $      15,640
---------------------------------------------------------------------------------
Acuity Brands, Inc.                                        7,200         228,960
---------------------------------------------------------------------------------
American Power Conversion Corp.                            7,400         158,360
---------------------------------------------------------------------------------
AMETEK, Inc.                                                 600          21,402
---------------------------------------------------------------------------------
AMX Corp. 1                                                5,300          87,291
---------------------------------------------------------------------------------
Baldor Electric Co.                                        7,300         200,969
---------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                         10,500         202,860
---------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                    5,600          24,472
---------------------------------------------------------------------------------
Franklin Electric Co., Inc.                                1,200          50,712
---------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                6,300         539,784
---------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                       3,500         183,050
---------------------------------------------------------------------------------
II-VI, Inc. 1                                              5,700         242,193
---------------------------------------------------------------------------------
LSI Industries, Inc.                                         500           5,725
---------------------------------------------------------------------------------
Plug Power, Inc. 1                                         2,500          15,275
---------------------------------------------------------------------------------
Preformed Line Products Co.                                  500          14,490
---------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                                 300          14,340
---------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                     9,700         298,275
---------------------------------------------------------------------------------
Vicor Corp.                                                4,500          58,995
---------------------------------------------------------------------------------
Woodward Governor Co.                                      1,800         128,898
                                                                   --------------
                                                                       2,491,691

---------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alleghany Corp.                                              500         142,625
---------------------------------------------------------------------------------
Carlisle Cos., Inc.                                        1,100          71,412
---------------------------------------------------------------------------------
Raven Industries, Inc.                                     5,900         125,729
---------------------------------------------------------------------------------
Standex International Corp.                                  100           2,849
---------------------------------------------------------------------------------
United Industrial Corp.                                    9,600         371,904
                                                                   --------------
                                                                         714,519

---------------------------------------------------------------------------------
MACHINERY--3.9%
A.S.V., Inc. 1                                             3,500         167,650
---------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                     1,100          57,365
---------------------------------------------------------------------------------
Alamo Group, Inc.                                            700          19,012
---------------------------------------------------------------------------------
Albany International Corp., Cl. A                          4,500         158,220
---------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                     1,100          16,060
---------------------------------------------------------------------------------
Astec Industries, Inc. 1                                   6,900         118,749
---------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                         5,900         239,776
---------------------------------------------------------------------------------
Cascade Corp.                                              4,100         163,795
---------------------------------------------------------------------------------
Clarcor, Inc.                                              2,900         158,833
---------------------------------------------------------------------------------
Cummins, Inc.                                              2,300         192,717
---------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                   4,300         127,151
---------------------------------------------------------------------------------
Federal Signal Corp.                                       6,600         116,556
---------------------------------------------------------------------------------
Flanders Corp. 1                                           5,600          53,760
---------------------------------------------------------------------------------
Flowserve Corp. 1                                          6,900         190,026
---------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                     2,300          83,467
---------------------------------------------------------------------------------
Graco, Inc.                                                2,550          95,243

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
MACHINERY Continued
Greenbrier Cos., Inc.                                      5,200   $     176,020
---------------------------------------------------------------------------------
Harsco Corp.                                               3,000         167,220
---------------------------------------------------------------------------------
Hexcel Corp. 1                                            25,300         366,850
---------------------------------------------------------------------------------
Idex Corp.                                                 1,600          64,800
---------------------------------------------------------------------------------
JLG Industries, Inc.                                      10,500         206,115
---------------------------------------------------------------------------------
Joy Global, Inc.                                           4,782         207,682
---------------------------------------------------------------------------------
Kadant, Inc. 1                                             3,100          63,550
---------------------------------------------------------------------------------
Kennametal, Inc.                                           8,000         398,160
---------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                           13,400         462,836
---------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                  6,500         244,725
---------------------------------------------------------------------------------
Middleby Corp. (The)                                       2,500         126,800
---------------------------------------------------------------------------------
Mueller Industries, Inc.                                  12,900         415,380
---------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                              2,200         231,880
---------------------------------------------------------------------------------
Navistar International Corp. 1                             4,300         189,114
---------------------------------------------------------------------------------
Nordson Corp.                                              8,200         328,574
---------------------------------------------------------------------------------
Oshkosh Truck Corp.                                        1,900         129,922
---------------------------------------------------------------------------------
Pall Corp.                                                 4,100         118,695
---------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                     2,500          45,250
---------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                              9,600         374,016
---------------------------------------------------------------------------------
Robbins & Myers, Inc.                                      1,600          38,128
---------------------------------------------------------------------------------
SPX Corp.                                                  4,500         180,270
---------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                         3,700          74,851
---------------------------------------------------------------------------------
Terex Corp. 1                                              5,700         271,605
---------------------------------------------------------------------------------
Thomas Industries, Inc.                                    1,500          59,880
---------------------------------------------------------------------------------
Timken Co.                                                 5,500         143,110
---------------------------------------------------------------------------------
Titan International, Inc.                                  5,100          77,010
---------------------------------------------------------------------------------
Toro Co. (The)                                             7,800         634,530
---------------------------------------------------------------------------------
Wabash National Corp. 1                                    8,700         234,291
---------------------------------------------------------------------------------
Wabtec Corp.                                               8,400         179,088
                                                                   --------------
                                                                       8,168,732

---------------------------------------------------------------------------------
MARINE--0.2%
Alexander & Baldwin, Inc.                                  4,300         182,406
---------------------------------------------------------------------------------
Kirby Corp. 1                                              3,900         173,082
                                                                   --------------
                                                                         355,488

---------------------------------------------------------------------------------
ROAD & RAIL--1.9%
Amerco, Inc. 1                                               300          13,794
---------------------------------------------------------------------------------
Arkansas Best Corp.                                       11,500         516,235
---------------------------------------------------------------------------------
CNF Transportation, Inc.                                   6,300         315,630
---------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                 2,500         112,750
---------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                          11,450         322,089
---------------------------------------------------------------------------------
Heartland Express, Inc.                                   13,700         307,839
---------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                       3,200         143,520
---------------------------------------------------------------------------------
Kansas City Southern 1                                     4,900          86,877
---------------------------------------------------------------------------------
Knight Transportation, Inc.                                2,600          64,480


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
ROAD & RAIL Continued
Laidlaw International, Inc. 1                             14,800   $     316,720
---------------------------------------------------------------------------------
Landstar System, Inc. 1                                      900          66,276
---------------------------------------------------------------------------------
Marten Transport Ltd. 1                                    1,550          35,232
---------------------------------------------------------------------------------
Mullen Transportation, Inc.                                1,300          54,088
---------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                            850          29,580
---------------------------------------------------------------------------------
Overnite Corp.                                             2,200          81,928
---------------------------------------------------------------------------------
Pacer International, Inc. 1                                7,600         161,576
---------------------------------------------------------------------------------
RailAmerica, Inc. 1                                        1,300          16,965
---------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                 7,600         177,612
---------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                          23,200         498,336
---------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                     8,100         237,330
---------------------------------------------------------------------------------
USF Corp.                                                  5,000         189,750
---------------------------------------------------------------------------------
Werner Enterprises, Inc.                                  14,800         335,072
                                                                   --------------
                                                                       4,083,679

---------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Aceto Corp.                                                3,400          64,736
---------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                     13,250         363,050
---------------------------------------------------------------------------------
Hughes Supply, Inc.                                        4,800         155,280
---------------------------------------------------------------------------------
Lawson Products, Inc.                                        500          25,215
---------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                     2,900         104,342
---------------------------------------------------------------------------------
UAP Holding Corp. 1                                       15,500         267,685
---------------------------------------------------------------------------------
W.W. Grainger, Inc.                                        2,300         153,226
                                                                   --------------
                                                                       1,133,534

---------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Macquarie Infrastructure Co. Trust 1                       7,000         205,450
---------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.1%
---------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
3Com Corp. 1                                              14,900          62,133
---------------------------------------------------------------------------------
ADTRAN, Inc.                                               7,100         135,894
---------------------------------------------------------------------------------
Airspan Networks, Inc. 1                                   5,000          27,150
---------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                   6,700          86,832
---------------------------------------------------------------------------------
Aspect Communications Corp. 1                             15,400         171,556
---------------------------------------------------------------------------------
Audiovox Corp., Cl. A 1                                    3,900          61,542
---------------------------------------------------------------------------------
Bel Fuse, Inc.                                               200           6,758
---------------------------------------------------------------------------------
Black Box Corp.                                            7,100         340,942
---------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                    52,700         402,628
---------------------------------------------------------------------------------
Brooktrout, Inc. 1                                         3,000          36,030
---------------------------------------------------------------------------------
C-COR.net Corp. 1                                          5,200          48,360
---------------------------------------------------------------------------------
Carrier Access Corp. 1                                     2,000          21,360
---------------------------------------------------------------------------------
Ciena Corp. 1                                             58,600         195,724
---------------------------------------------------------------------------------
CommScope, Inc. 1                                          7,400         139,860
---------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                         2,300          86,503
---------------------------------------------------------------------------------
Comverse Technology, Inc. 1                               10,700         261,615
---------------------------------------------------------------------------------
Digi International, Inc. 1                                17,100         293,949

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Ditech Communications Corp. 1                             18,000   $     269,100
---------------------------------------------------------------------------------
Eagle Broadband, Inc. 1                                   33,600          22,176
---------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                  26,000         170,300
---------------------------------------------------------------------------------
F5 Networks, Inc. 1                                        3,000         146,160
---------------------------------------------------------------------------------
Finisar Corp. 1                                           46,400         105,792
---------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                   3,000          39,480
---------------------------------------------------------------------------------
Harmonic, Inc. 1                                          15,600         130,104
---------------------------------------------------------------------------------
Harris Corp.                                               2,400         148,296
---------------------------------------------------------------------------------
Inter-Tel, Inc.                                            3,900         106,782
---------------------------------------------------------------------------------
InterDigital Communications Corp. 1                          800          17,680
---------------------------------------------------------------------------------
McDATA Corp., Cl. A 1                                     10,700          63,772
---------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                               9,800          84,084
---------------------------------------------------------------------------------
MRV Communications, Inc. 1                                13,100          48,077
---------------------------------------------------------------------------------
Netgear, Inc. 1                                           11,700         212,823
---------------------------------------------------------------------------------
NMS Communications Corp. 1                                26,100         164,691
---------------------------------------------------------------------------------
Optical Communication Products, Inc. 1                       400           1,000
---------------------------------------------------------------------------------
Packeteer, Inc. 1                                         13,200         190,740
---------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                 21,100          75,749
---------------------------------------------------------------------------------
Performance Technologies, Inc. 1                          10,300          95,790
---------------------------------------------------------------------------------
Plantronics, Inc.                                          1,200          49,764
---------------------------------------------------------------------------------
Polycom, Inc. 1                                           10,400         242,528
---------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1                            18,400         156,032
---------------------------------------------------------------------------------
QLogic Corp. 1                                             1,700          62,441
---------------------------------------------------------------------------------
REMEC, Inc. 1                                              9,400          67,774
---------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                   2,900          95,729
---------------------------------------------------------------------------------
SeaChange International, Inc. 1                           13,500         235,440
---------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                    27,100         155,283
---------------------------------------------------------------------------------
SpectraLink Corp.                                          5,600          79,408
---------------------------------------------------------------------------------
Superior Essex, Inc. 1                                     2,200          41,349
---------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                 37,700         153,062
---------------------------------------------------------------------------------
Symmetricom, Inc. 1                                       31,100         301,981
---------------------------------------------------------------------------------
Tellabs, Inc. 1                                           14,400         123,696
---------------------------------------------------------------------------------
ViaSat, Inc. 1                                               500          12,135
                                                                   --------------
                                                                       6,248,054

---------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
ActivCard Corp. 1                                          3,000          26,700
---------------------------------------------------------------------------------
Advanced Digital Information Corp. 1                       4,200          42,084
---------------------------------------------------------------------------------
Avid Technology, Inc. 1                                    2,400         148,200
---------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                           11,800         205,438
---------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                              4,900         169,393
---------------------------------------------------------------------------------
InFocus Corp. 1                                           17,800         163,048
---------------------------------------------------------------------------------
Maxtor Corp. 1                                            33,700         178,610
---------------------------------------------------------------------------------
NCR Corp. 1                                                3,200         221,536
---------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                   8,500         164,730
---------------------------------------------------------------------------------
Overland Storage, Inc. 1                                   1,600          26,704


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
PalmOne, Inc. 1                                            2,600   $      82,030
---------------------------------------------------------------------------------
Pinnacle Systems, Inc. 1                                  23,100         140,910
---------------------------------------------------------------------------------
Presstek, Inc. 1                                           6,600          63,888
---------------------------------------------------------------------------------
Quantum Corp. 1                                           20,000          52,400
---------------------------------------------------------------------------------
Rimage Corp. 1                                               500           8,030
---------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                   7,000          97,720
---------------------------------------------------------------------------------
Silicon Graphics, Inc. 1                                  87,100         150,683
---------------------------------------------------------------------------------
SimpleTech, Inc. 1                                        10,500          48,300
---------------------------------------------------------------------------------
Storage Technology Corp. 1                                 6,700         211,787
---------------------------------------------------------------------------------
Stratasys, Inc. 1                                          3,400         114,104
---------------------------------------------------------------------------------
Synaptics, Inc. 1                                          3,900         119,262
---------------------------------------------------------------------------------
Western Digital Corp. 1                                   17,100         185,364
---------------------------------------------------------------------------------
Xybernaut Corp. 1                                         21,200          26,076
                                                                   --------------
                                                                       2,646,997

---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Agilysys, Inc.                                            18,300         313,662
---------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                    4,800         176,352
---------------------------------------------------------------------------------
Anixter International, Inc.                                6,800         244,732
---------------------------------------------------------------------------------
AVX Corp.                                                 13,100         165,060
---------------------------------------------------------------------------------
BEI Technologies, Inc.                                     8,000         247,040
---------------------------------------------------------------------------------
Belden CDT, Inc.                                           8,900         206,480
---------------------------------------------------------------------------------
Brightpoint, Inc. 1                                       15,200         297,008
---------------------------------------------------------------------------------
Cogent, Inc. 1                                               600          19,800
---------------------------------------------------------------------------------
Cognex Corp.                                              10,700         298,530
---------------------------------------------------------------------------------
Coherent, Inc. 1                                           4,800         146,112
---------------------------------------------------------------------------------
CTS Corp.                                                  1,400          18,606
---------------------------------------------------------------------------------
CyberOptics Corp. 1                                        1,600          23,792
---------------------------------------------------------------------------------
Daktronics, Inc. 1                                         2,300          57,247
---------------------------------------------------------------------------------
Dionex Corp. 1                                             5,800         328,686
---------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                     11,700         231,192
---------------------------------------------------------------------------------
Excel Technology, Inc. 1                                   1,300          33,800
---------------------------------------------------------------------------------
GTSI Corp. 1                                                 400           4,204
---------------------------------------------------------------------------------
Hypercom Corp. 1                                          18,400         108,928
---------------------------------------------------------------------------------
Identix, Inc. 1                                           30,000         221,400
---------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                6,500         135,200
---------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                      4,800         122,784
---------------------------------------------------------------------------------
Keithley Instruments, Inc.                                 7,400         145,780
---------------------------------------------------------------------------------
Kemet Corp. 1                                             16,500         147,675
---------------------------------------------------------------------------------
Landauer, Inc.                                               200           9,140
---------------------------------------------------------------------------------
LeCroy Corp. 1                                             1,500          35,010
---------------------------------------------------------------------------------
Littlefuse, Inc. 1                                         6,800         232,288
---------------------------------------------------------------------------------
LoJack Corp. 1                                             5,500          66,715
---------------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                               1,500          15,210
---------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                            4,300         109,478
---------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                       2,900         148,799

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
MTS Systems Corp.                                          6,300   $     213,003
---------------------------------------------------------------------------------
Park Electrochemical Corp.                                 4,700         101,896
---------------------------------------------------------------------------------
Paxar Corp. 1                                             21,600         478,872
---------------------------------------------------------------------------------
PC Connection, Inc. 1                                      5,700          54,264
---------------------------------------------------------------------------------
Photon Dynamics, Inc. 1                                    5,800         140,824
---------------------------------------------------------------------------------
Planar Systems, Inc. 1                                     9,000         101,070
---------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                           1,800          76,410
---------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                       15,900         134,673
---------------------------------------------------------------------------------
ScanSource, Inc. 1                                         3,200         198,912
---------------------------------------------------------------------------------
Solectron Corp. 1                                          1,800           9,594
---------------------------------------------------------------------------------
SpatiaLight, Inc. 1                                        6,800          60,860
---------------------------------------------------------------------------------
Symbol Technologies, Inc.                                  2,900          50,170
---------------------------------------------------------------------------------
Taser International, Inc. 1                                9,000         284,310
---------------------------------------------------------------------------------
Tech Data Corp. 1                                          7,800         354,120
---------------------------------------------------------------------------------
Tektronix, Inc.                                              200           6,042
---------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                  8,450         279,188
---------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                   8,100          95,580
---------------------------------------------------------------------------------
UNOVA, Inc. 1                                              6,900         174,501
---------------------------------------------------------------------------------
Veeco Instruments, Inc. 1                                  3,200          67,424
---------------------------------------------------------------------------------
Viisage Technology, Inc. 1                                21,900         197,319
---------------------------------------------------------------------------------
Zygo Corp. 1                                               4,200          49,518
                                                                   --------------
                                                                       7,439,260

---------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.3%
Akamai Technologies, Inc. 1                                5,700          74,271
---------------------------------------------------------------------------------
Aladdin Knowledge Systems Ltd. 1                           1,500          37,125
---------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1                                 13,600          81,056
---------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                19,700          44,916
---------------------------------------------------------------------------------
CMGI, Inc. 1                                              61,300         156,315
---------------------------------------------------------------------------------
Corillian Corp. 1                                         24,500         120,540
---------------------------------------------------------------------------------
Covansys Corp. 1                                           6,300          96,390
---------------------------------------------------------------------------------
CyberSource Corp. 1                                       17,000         121,550
---------------------------------------------------------------------------------
Digital River, Inc. 1                                      2,500         104,025
---------------------------------------------------------------------------------
DoubleClick, Inc. 1                                       31,800         247,404
---------------------------------------------------------------------------------
EarthLink, Inc. 1                                         49,900         574,848
---------------------------------------------------------------------------------
Embarcadero Technologies, Inc. 1                           5,800          54,578
---------------------------------------------------------------------------------
HouseValues, Inc. 1                                        1,900          28,538
---------------------------------------------------------------------------------
InfoSpace, Inc. 1                                          6,100         290,055
---------------------------------------------------------------------------------
Internet Capital Group, Inc. 1                             7,600          68,400
---------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                         11,400         265,050
---------------------------------------------------------------------------------
Interwoven, Inc. 1                                        15,400         167,552
---------------------------------------------------------------------------------
Ivillage, Inc. 1                                          23,200         143,376
---------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                    3,000          41,760
---------------------------------------------------------------------------------
Lionbridge Technologies, Inc. 1                            1,600          10,752
---------------------------------------------------------------------------------
LookSmart Ltd. 1                                          28,400          62,196
---------------------------------------------------------------------------------
MarketWatch, Inc. 1                                          700          12,600


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
MatrixOne, Inc. 1                                         11,500   $      75,325
---------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                               1,400          84,350
---------------------------------------------------------------------------------
NetRatings, Inc. 1                                         3,000          57,510
---------------------------------------------------------------------------------
OpenTV Corp. 1                                             9,600          36,864
---------------------------------------------------------------------------------
PEC Solutions, Inc. 1                                      2,000          28,340
---------------------------------------------------------------------------------
Retek, Inc. 1                                             18,800         115,620
---------------------------------------------------------------------------------
S1 Corp. 1                                                23,800         215,628
---------------------------------------------------------------------------------
Selectica, Inc. 1                                          3,400          12,172
---------------------------------------------------------------------------------
SonicWALL, Inc. 1                                         35,100         221,832
---------------------------------------------------------------------------------
SupportSoft, Inc. 1                                        8,900          59,274
---------------------------------------------------------------------------------
United Online, Inc. 1                                     31,300         360,889
---------------------------------------------------------------------------------
ValueClick, Inc. 1                                        21,900         291,927
---------------------------------------------------------------------------------
VeriSign, Inc. 1                                           3,700         124,024
---------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                 500          11,890
---------------------------------------------------------------------------------
webMethods, Inc. 1                                         4,100          29,561
---------------------------------------------------------------------------------
Websense, Inc. 1                                           5,600         284,032
                                                                   --------------
                                                                       4,812,535

---------------------------------------------------------------------------------
IT SERVICES--1.8%
Acxiom Corp.                                              17,200         452,360
---------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                              1,800          85,464
---------------------------------------------------------------------------------
American Software, Inc.                                    3,100          18,693
---------------------------------------------------------------------------------
Answerthink, Inc. 1                                       10,800          50,328
---------------------------------------------------------------------------------
Anteon International Corp. 1                               1,600          66,976
---------------------------------------------------------------------------------
Aquantive, Inc. 1                                          4,300          38,442
---------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                 12,100         199,045
---------------------------------------------------------------------------------
CheckFree Corp. 1                                          6,700         255,136
---------------------------------------------------------------------------------
Convergys Corp. 1                                          8,800         131,912
---------------------------------------------------------------------------------
CSG Systems International, Inc. 1                         14,000         261,800
---------------------------------------------------------------------------------
eFunds Corp. 1                                            15,100         362,551
---------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                  4,100         106,682
---------------------------------------------------------------------------------
Information Resources, Inc. 1                              3,500           3,535
---------------------------------------------------------------------------------
infoUSA, Inc. 1                                           18,500         207,015
---------------------------------------------------------------------------------
Integral Systems, Inc.                                       100           1,945
---------------------------------------------------------------------------------
iPayment Holdings, Inc. 1                                  2,500         123,800
---------------------------------------------------------------------------------
Keane, Inc. 1                                              1,600          23,520
---------------------------------------------------------------------------------
Lawson Software, Inc. 1                                   24,500         168,315
---------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                                 200           4,776
---------------------------------------------------------------------------------
ManTech International Corp. 1                              2,400          56,976
---------------------------------------------------------------------------------
MPS Group, Inc. 1                                         14,500         177,770
---------------------------------------------------------------------------------
NetScout Systems, Inc. 1                                     200           1,396
---------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1                                  3,000          37,800
---------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                               3,100          49,693
---------------------------------------------------------------------------------
RightNow Technologies, Inc. 1                              4,700          75,905
---------------------------------------------------------------------------------
Sabre Holdings Corp.                                       6,400         141,824
---------------------------------------------------------------------------------
Sapient Corp. 1                                           39,400         311,654

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
IT SERVICES Continued
SRA International, Inc., Cl. A 1                           1,800   $     115,560
---------------------------------------------------------------------------------
SS&C Technologies, Inc.                                    8,300         171,395
---------------------------------------------------------------------------------
Startek, Inc.                                              4,400         125,180
---------------------------------------------------------------------------------
TNS, Inc. 1                                                  900          19,665
                                                                   --------------
                                                                       3,847,113

---------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.0%
TransAct Technologies, Inc. 1                              3,750          80,100
---------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Actel Corp. 1                                              9,700         170,138
---------------------------------------------------------------------------------
ADE Corp. 1                                                4,500          84,240
---------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                        13,800         125,994
---------------------------------------------------------------------------------
Agere Systems, Inc., Cl. A 1                              88,900         121,793
---------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                            74,700         314,487
---------------------------------------------------------------------------------
Atheros Communications, Inc. 1                             4,800          49,200
---------------------------------------------------------------------------------
Atmel Corp. 1                                            113,400         444,528
---------------------------------------------------------------------------------
ATMI, Inc. 1                                              11,900         268,107
---------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                              30,500         247,965
---------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                             6,800         272,340
---------------------------------------------------------------------------------
Cascade Microtech, Inc. 1                                  5,000          67,100
---------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                      31,100         171,361
---------------------------------------------------------------------------------
Cohu, Inc.                                                 5,300          98,368
---------------------------------------------------------------------------------
Cree, Inc. 1                                              10,000         400,800
---------------------------------------------------------------------------------
Cymer, Inc. 1                                              3,700         109,298
---------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                              6,900          80,937
---------------------------------------------------------------------------------
Diodes, Inc. 1                                             8,150         184,435
---------------------------------------------------------------------------------
DSP Group, Inc. 1                                         10,900         243,397
---------------------------------------------------------------------------------
Entegris, Inc. 1                                           8,100          80,595
---------------------------------------------------------------------------------
Exar Corp. 1                                               5,000          70,950
---------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1      10,800         175,608
---------------------------------------------------------------------------------
FormFactor, Inc. 1                                         5,300         143,842
---------------------------------------------------------------------------------
Genesis Microchip, Inc. 1                                  1,300          21,086
---------------------------------------------------------------------------------
Helix Technology Corp.                                    11,100         193,029
---------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                         7,300         152,716
---------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                      24,100         278,596
---------------------------------------------------------------------------------
International Rectifier Corp. 1                              800          35,656
---------------------------------------------------------------------------------
Intersil Corp., Cl. A                                     17,400         291,276
---------------------------------------------------------------------------------
Kopin Corp. 1                                             10,600          41,022
---------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1                        10,900          93,958
---------------------------------------------------------------------------------
Lam Research Corp. 1                                       5,100         147,441
---------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                             29,100         165,870
---------------------------------------------------------------------------------
LSI Logic Corp. 1                                         39,000         213,720
---------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                         11,600         153,700
---------------------------------------------------------------------------------
Micrel, Inc. 1                                            40,400         445,208
---------------------------------------------------------------------------------
Microsemi Corp. 1                                         26,500         460,040


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Microtune, Inc. 1                                         24,900   $     152,139
---------------------------------------------------------------------------------
Mindspeed Technologies, Inc. 1                             7,900          21,962
---------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                          12,000         118,200
---------------------------------------------------------------------------------
Monolithic System Technology, Inc. 1                       1,000           6,230
---------------------------------------------------------------------------------
Mykrolis Corp. 1                                          16,400         232,388
---------------------------------------------------------------------------------
Nanometrics, Inc. 1                                        3,800          61,252
---------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                            2,500          45,875
---------------------------------------------------------------------------------
PDF Solutions, Inc. 1                                      3,200          51,552
---------------------------------------------------------------------------------
Photronics, Inc. 1                                        13,600         224,400
---------------------------------------------------------------------------------
Pixelworks, Inc. 1                                         6,800          77,112
---------------------------------------------------------------------------------
PLX Technology, Inc. 1                                     4,700          48,880
---------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                        12,900         145,125
---------------------------------------------------------------------------------
Rambus, Inc. 1                                             7,200         165,600
---------------------------------------------------------------------------------
RF Micro Devices, Inc. 1                                   5,800          39,672
---------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                               7,200         123,624
---------------------------------------------------------------------------------
Semtech Corp. 1                                            4,200          91,854
---------------------------------------------------------------------------------
Sigmatel, Inc. 1                                           4,900         174,097
---------------------------------------------------------------------------------
Silicon Image, Inc. 1                                     21,000         345,660
---------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                        39,700         236,215
---------------------------------------------------------------------------------
Siliconix, Inc. 1                                            200           7,298
---------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                13,300         125,419
---------------------------------------------------------------------------------
Standard Microsystems Corp. 1                              3,400          60,622
---------------------------------------------------------------------------------
Supertex, Inc. 1                                             300           6,510
---------------------------------------------------------------------------------
Teradyne, Inc. 1                                           5,900         100,713
---------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                               4,800         178,608
---------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                               5,500          91,960
---------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                               2,900          17,574
---------------------------------------------------------------------------------
Ultratech, Inc. 1                                          6,700         126,295
---------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1          2,100          77,385
---------------------------------------------------------------------------------
Virage Logic Corp. 1                                       6,200         115,134
                                                                   --------------
                                                                       9,888,156

---------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                        10,150         204,827
---------------------------------------------------------------------------------
Actuate Corp. 1                                            5,600          14,280
---------------------------------------------------------------------------------
Advent Software, Inc. 1                                    3,900          79,872
---------------------------------------------------------------------------------
Agile Software Corp. 1                                     4,300          35,131
---------------------------------------------------------------------------------
Amdocs Ltd. 1                                              2,300          60,375
---------------------------------------------------------------------------------
Ansoft Corp. 1                                             4,000          80,800
---------------------------------------------------------------------------------
Ansys, Inc. 1                                             15,600         500,136
---------------------------------------------------------------------------------
Ascential Software Corp. 1                                 6,300         102,753
---------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                   5,700          35,397
---------------------------------------------------------------------------------
Autodesk, Inc.                                             2,600          98,670
---------------------------------------------------------------------------------
BEA Systems, Inc. 1                                       14,000         124,040
---------------------------------------------------------------------------------
Blackbaud, Inc. 1                                            600           8,784

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
SOFTWARE Continued
BMC Software, Inc. 1                                      10,500   $     195,300
---------------------------------------------------------------------------------
Borland Software Corp. 1                                  22,100         258,128
---------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                             2,000          27,620
---------------------------------------------------------------------------------
Catapult Communications Corp. 1                            6,300         152,208
---------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                       400           8,884
---------------------------------------------------------------------------------
Cognos, Inc. 1                                             2,700         118,962
---------------------------------------------------------------------------------
Compuware Corp. 1                                         21,100         136,517
---------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                  600           5,346
---------------------------------------------------------------------------------
E.piphany, Inc. 1                                          8,500          41,055
---------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                              21,400          81,106
---------------------------------------------------------------------------------
ePlus, inc. 1                                              1,700          20,077
---------------------------------------------------------------------------------
FactSet Research Systems, Inc.                             4,900         286,356
---------------------------------------------------------------------------------
Fair Isaac Corp.                                           4,500         165,060
---------------------------------------------------------------------------------
FileNet Corp. 1                                            6,500         167,440
---------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                 2,300         107,226
---------------------------------------------------------------------------------
Informatica Corp. 1                                       17,600         142,912
---------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                  12,400         165,540
---------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                 1,400          19,068
---------------------------------------------------------------------------------
Kronos, Inc. 1                                             6,150         314,450
---------------------------------------------------------------------------------
Macromedia, Inc. 1                                         5,100         158,712
---------------------------------------------------------------------------------
Macrovision Corp. 1                                        8,700         223,764
---------------------------------------------------------------------------------
Manugistics Group, Inc. 1                                 15,100          43,337
---------------------------------------------------------------------------------
McAfee, Inc. 1                                             7,900         228,547
---------------------------------------------------------------------------------
Micromuse, Inc. 1                                         16,500          91,575
---------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                     1,500         117,090
---------------------------------------------------------------------------------
Midway Games, Inc. 1                                       6,400          67,200
---------------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                          4,000          29,016
---------------------------------------------------------------------------------
MRO Software, Inc. 1                                       5,600          72,912
---------------------------------------------------------------------------------
MSC.Software Corp. 1                                         600           6,282
---------------------------------------------------------------------------------
NetIQ Corp. 1                                             11,400         139,194
---------------------------------------------------------------------------------
Open Solutions, Inc. 1                                       600          15,576
---------------------------------------------------------------------------------
OPNET Technologies, Inc. 1                                 1,500          12,630
---------------------------------------------------------------------------------
PalmSource, Inc. 1                                         4,500          57,330
---------------------------------------------------------------------------------
Parametric Technology Corp. 1                             93,700         551,893
---------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                   200             970
---------------------------------------------------------------------------------
Progress Software Corp. 1                                  1,600          37,360
---------------------------------------------------------------------------------
Quality Systems, Inc. 1                                    3,000         179,400
---------------------------------------------------------------------------------
Quest Software, Inc. 1                                     2,200          35,090
---------------------------------------------------------------------------------
RSA Security, Inc. 1                                      17,900         359,074
---------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                     7,400          77,700
---------------------------------------------------------------------------------
SoftBrands, Inc. 1                                         1,900           4,180
---------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                    6,200         139,128
---------------------------------------------------------------------------------
Sybase, Inc. 1                                            27,800         554,610
---------------------------------------------------------------------------------
Synopsys, Inc. 1                                           7,700         151,074
---------------------------------------------------------------------------------
Synplicity, Inc. 1                                         1,100           6,512


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
SOFTWARE Continued
Take-Two Interactive Software, Inc. 1                     10,500   $     365,295
---------------------------------------------------------------------------------
THQ, Inc. 1                                               16,400         376,216
---------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                    43,500         580,290
---------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1              5,600         111,160
---------------------------------------------------------------------------------
Ulticom, Inc. 1                                           11,100         177,933
---------------------------------------------------------------------------------
Verint Systems, Inc. 1                                     2,700          98,091
---------------------------------------------------------------------------------
Verity, Inc. 1                                            10,900         143,008
---------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                35,700         483,735
---------------------------------------------------------------------------------
Witness Systems, Inc. 1                                   15,300         267,138
                                                                   --------------
                                                                       9,721,342

---------------------------------------------------------------------------------
MATERIALS--7.0%
---------------------------------------------------------------------------------
CHEMICALS--2.4%
Agrium, Inc.                                               6,500         109,525
---------------------------------------------------------------------------------
Albemarle Corp.                                            3,400         131,614
---------------------------------------------------------------------------------
American Vanguard Corp.                                      800          29,424
---------------------------------------------------------------------------------
Arch Chemicals, Inc.                                       7,000         201,460
---------------------------------------------------------------------------------
Cabot Corp.                                               10,700         413,876
---------------------------------------------------------------------------------
Cambrex Corp.                                              2,500          67,750
---------------------------------------------------------------------------------
Compass Minerals International, Inc.                      12,100         293,183
---------------------------------------------------------------------------------
Crompton Corp.                                            17,100         201,780
---------------------------------------------------------------------------------
Cytec Industries, Inc.                                     2,500         128,550
---------------------------------------------------------------------------------
Eastman Chemical Co.                                       2,800         161,644
---------------------------------------------------------------------------------
Engelhard Corp.                                            2,300          70,541
---------------------------------------------------------------------------------
FMC Corp. 1                                               11,100         536,130
---------------------------------------------------------------------------------
Fuller (H.B.) Co.                                          3,000          85,530
---------------------------------------------------------------------------------
Georgia Gulf Corp.                                         9,400         468,120
---------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                 8,700         247,863
---------------------------------------------------------------------------------
Hercules, Inc. 1                                           1,500          22,275
---------------------------------------------------------------------------------
MacDermid, Inc.                                           11,000         397,100
---------------------------------------------------------------------------------
Material Sciences Corp. 1                                    400           7,196
---------------------------------------------------------------------------------
Minerals Technologies, Inc.                                1,500         100,050
---------------------------------------------------------------------------------
Mosaic Co. (The) 1                                         4,900          79,968
---------------------------------------------------------------------------------
OM Group, Inc. 1                                           6,300         204,246
---------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                   3,300          18,546
---------------------------------------------------------------------------------
PolyOne Corp. 1                                           13,900         125,934
---------------------------------------------------------------------------------
Schulman (A.), Inc.                                        4,200          89,922
---------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                  2,800         205,856
---------------------------------------------------------------------------------
Stepan Co.                                                 1,400          34,104
---------------------------------------------------------------------------------
Terra Industries, Inc. 1                                  36,100         320,568
---------------------------------------------------------------------------------
Valspar Corp. (The)                                          600          30,006
---------------------------------------------------------------------------------
W.R. Grace & Co. 1                                        15,200         206,872
---------------------------------------------------------------------------------
Westlake Chemical Corp.                                    5,100         170,340
                                                                   --------------
                                                                       5,159,973

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
AMCOL International Corp.                                  4,900   $      98,441
---------------------------------------------------------------------------------
Eagle Materials, Inc.                                      5,600         483,560
---------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                 100           8,430
---------------------------------------------------------------------------------
Florida Rock Industries, Inc.                              1,400          83,342
---------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                            4,700         252,202
---------------------------------------------------------------------------------
Texas Industries, Inc.                                     3,100         193,378
---------------------------------------------------------------------------------
Vulcan Materials Co.                                       2,400         131,064
                                                                   --------------
                                                                       1,250,417

---------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.3%
AptarGroup, Inc.                                           3,500         184,730
---------------------------------------------------------------------------------
Ball Corp.                                                 1,800          79,164
---------------------------------------------------------------------------------
Bemis Co., Inc.                                              900          26,181
---------------------------------------------------------------------------------
Caraustar Industries, Inc. 1                               4,600          77,372
---------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                    31,900         438,306
---------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                  8,900          64,080
---------------------------------------------------------------------------------
Greif, Inc., Cl. A                                         8,000         448,000
---------------------------------------------------------------------------------
Longview Fibre Co.                                         6,700         121,538
---------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                    15,700         355,605
---------------------------------------------------------------------------------
Packaging Corp. of America                                 1,600          37,680
---------------------------------------------------------------------------------
Packaging Dynamics Corp.                                     760          10,944
---------------------------------------------------------------------------------
Pactiv Corp. 1                                             2,000          50,580
---------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                       5,700          86,412
---------------------------------------------------------------------------------
Silgan Holdings, Inc.                                      9,700         591,312
---------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                              4,200          78,456
                                                                   --------------
                                                                       2,650,360

---------------------------------------------------------------------------------
METALS & MINING--1.9%
AK Steel Holding Corp. 1                                  40,900         591,823
---------------------------------------------------------------------------------
Aleris International, Inc. 1                               3,300          55,836
---------------------------------------------------------------------------------
Amerigo Resources Ltd. 1                                  16,000          25,773
---------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                         5,300          98,050
---------------------------------------------------------------------------------
Carpenter Technology Corp.                                 5,800         339,068
---------------------------------------------------------------------------------
Castle (A.M.) & Co. 1                                      3,800          45,372
---------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                     2,200         228,492
---------------------------------------------------------------------------------
Commercial Metals Co.                                      3,400         171,904
---------------------------------------------------------------------------------
Dynatec Corp. 1                                           73,900          67,846
---------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                    17,200          74,361
---------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 1                           3,500          80,710
---------------------------------------------------------------------------------
Goldcorp, Inc.                                             1,500          22,610
---------------------------------------------------------------------------------
Inmet Mining Corp. 1                                       8,800         158,204
---------------------------------------------------------------------------------
Massey Energy Co.                                          3,200         111,840
---------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                        900          17,081
---------------------------------------------------------------------------------
Metal Management, Inc.                                     8,500         228,395
---------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                      8,700         230,637
---------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                 8,500         172,465


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
METALS & MINING Continued
Quanex Corp.                                                 500   $      34,285
---------------------------------------------------------------------------------
Roanoke Electric Steel Corp.                                 500          10,336
---------------------------------------------------------------------------------
RTI International Metals, Inc. 1                           2,900          59,566
---------------------------------------------------------------------------------
Ryerson Tull, Inc.                                        11,700         184,275
---------------------------------------------------------------------------------
Southern Peru Copper Corp.                                 3,400         160,514
---------------------------------------------------------------------------------
Steel Dynamics, Inc.                                       2,400          90,912
---------------------------------------------------------------------------------
Steel Technologies, Inc.                                   3,900         107,289
---------------------------------------------------------------------------------
Stillwater Mining Co. 1                                    9,400         105,844
---------------------------------------------------------------------------------
Titanium Metals Corp. 1                                    2,800          67,592
---------------------------------------------------------------------------------
United States Steel Corp.                                  2,800         143,500
---------------------------------------------------------------------------------
Wheaton River Minerals Ltd. 1                             16,100          52,406
---------------------------------------------------------------------------------
Wheeling-Pittsburg Corp. 1                                 2,300          88,642
---------------------------------------------------------------------------------
Worthington Industries, Inc.                              11,800         231,044
                                                                   --------------
                                                                       4,056,672

---------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Bowater, Inc.                                              2,500         109,925
---------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                               5,300          68,953
---------------------------------------------------------------------------------
Deltic Timber Corp.                                          400          16,980
---------------------------------------------------------------------------------
Glatfelter                                                11,800         180,304
---------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                    9,000         240,660
---------------------------------------------------------------------------------
Neenah Paper, Inc. 1                                       5,900         192,340
---------------------------------------------------------------------------------
Pope & Talbot, Inc.                                       12,300         210,453
---------------------------------------------------------------------------------
Potlatch Corp.                                            10,300         520,974
---------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                 8,500         151,810
                                                                   --------------
                                                                       1,692,399

---------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Alaska Communications Systems Group, Inc. 1                5,000          43,150
---------------------------------------------------------------------------------
Arbinet Holdings, Inc. 1                                   3,600          89,460
---------------------------------------------------------------------------------
CenturyTel, Inc.                                           4,800         170,256
---------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 1                   100           4,966
---------------------------------------------------------------------------------
Crown Castle International Corp. 1                         3,200          53,248
---------------------------------------------------------------------------------
CT Communications, Inc.                                    3,400          41,820
---------------------------------------------------------------------------------
D&E Communications, Inc.                                     300           3,615
---------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 1                   6,700         144,519
---------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                             5,200         128,596
---------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                            600          17,970
---------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1                         1,500           6,540
                                                                   --------------
                                                                         704,140

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
@Road, Inc. 1                                              9,000   $      62,190
---------------------------------------------------------------------------------
AirGate PCS, Inc. 1                                        1,400          49,840
---------------------------------------------------------------------------------
Alamosa Holdings, Inc. 1                                  15,600         194,532
---------------------------------------------------------------------------------
Boston Communications Group, Inc. 1                        1,800          16,632
---------------------------------------------------------------------------------
InPhonic, Inc. 1                                           3,000          82,440
---------------------------------------------------------------------------------
Nextel Partners, Inc., Cl. A 1                             6,400         125,056
---------------------------------------------------------------------------------
Price Communications Corp.                                 3,000          55,770
---------------------------------------------------------------------------------
SBA Communications Corp. 1                                15,600         144,768
---------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                             1,400         107,730
---------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                         52,100         370,952
---------------------------------------------------------------------------------
United States Cellular Corp. 1                             2,000          89,520
---------------------------------------------------------------------------------
USA Mobility, Inc. 1                                       5,400         190,674
                                                                   --------------
                                                                       1,490,104

---------------------------------------------------------------------------------
UTILITIES--1.6%
---------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
ALLETE, Inc.                                               5,100         187,425
---------------------------------------------------------------------------------
Aquila, Inc. 1                                            38,200         140,958
---------------------------------------------------------------------------------
Calpine Corp. 1                                           27,900         109,926
---------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                         14,000          39,611
---------------------------------------------------------------------------------
CH Energy Group, Inc.                                      6,600         317,130
---------------------------------------------------------------------------------
CMS Energy Corp. 1                                        42,200         440,990
---------------------------------------------------------------------------------
Duquesne Light Holdings, Inc.                                100           1,885
---------------------------------------------------------------------------------
El Paso Electric Co. 1                                     5,100          96,594
---------------------------------------------------------------------------------
Green Mountain Power Corp.                                 1,000          28,830
---------------------------------------------------------------------------------
IDACORP, Inc.                                             13,100         400,467
---------------------------------------------------------------------------------
Northeast Utilities Co.                                    4,800          90,480
---------------------------------------------------------------------------------
NRG Energy, Inc. 1                                         1,300          46,865
---------------------------------------------------------------------------------
Ormat Technologies, Inc. 1                                17,400         283,272
---------------------------------------------------------------------------------
PNM Resources, Inc.                                       10,100         255,429
---------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                     2,700          36,855
                                                                   --------------
                                                                       2,476,717

---------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Atmos Energy Corp.                                         7,400         202,390
---------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                 1,300          34,710
---------------------------------------------------------------------------------
Energen Corp.                                              2,200         129,690
---------------------------------------------------------------------------------
Laclede Group, Inc. (The)                                    600          18,690
---------------------------------------------------------------------------------
New Jersey Resources Corp.                                 1,000          43,340
---------------------------------------------------------------------------------
Nicor, Inc.                                                1,500          55,410
---------------------------------------------------------------------------------
ONEOK, Inc.                                                1,800          51,156
---------------------------------------------------------------------------------
Southwest Gas Corp.                                        2,300          58,420
---------------------------------------------------------------------------------
WGL Holdings, Inc.                                           200           6,168
                                                                   --------------
                                                                         599,974


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
---------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0. 1%
Dynegy, Inc. 1                                             8,500   $      39,270
---------------------------------------------------------------------------------
Energy East Corp.                                          1,200          32,000
---------------------------------------------------------------------------------
Sierra Pacific Resources 1                                15,100         158,550
                                                                   --------------
                                                                         229,820
                                                                   --------------
Total Common Stocks (Cost $173,806,959)                              208,999,882

---------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
---------------------------------------------------------------------------------
Simon Property Group Inc., 6% Cv., Non-Vtg
(Cost $3,212)                                                 60           3,553

                                                       PRINCIPAL
                                                          AMOUNT
---------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
---------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts.,
11/1/14 (Cost $51,000)                              $     51,000          50,235

---------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.7%
---------------------------------------------------------------------------------
Undivided interest of 0.39% in joint repurchase
agreement (Principal Amount/Value
$1,443,703,000, with a maturity value of
$1,443,962,867) with UBS Warburg LLC,
2.16%, dated 12/31/04, to be repurchased
at $5,672,021 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%--6%,
4/1/34--10/1/34, with a value of
$1,474,609,071 (Cost $5,671,000)                       5,671,000       5,671,000
---------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $179,532,171)                          214,724,670

---------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--20.3%
---------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.7%
Whitehawk CDO Funding Corp., 2.56%, 3/15/05 4          1,500,000       1,500,000
---------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.8%
Bear Stearns, 2.493%, 1/3/05 4                           250,000         250,000
---------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 2.413%, 1/3/05 4       1,500,000       1,500,000
                                                                   --------------
                                                                       1,750,000

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
---------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTES--0.3%
Sigma Finance, Inc., 2.502% Medium
Term Nts., 1/25/054                                 $    654,709   $     654,709
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--18.5%
Undivided interest of 1.40% in joint
repurchase agreement (Principal Amount/Value
$2,800,000,000, with a maturity value of
$2,800,550,669) with Nomura Securities,
2.36%, dated 12/31/04, to be repurchased at
$39,316,193 on 1/3/05, collateralized by U.S.
Government Mortgage Agencies, 2.58%-7.50%,
1/15/08-10/15/44, with a value of
$2,908,566,289 4                                      39,308,462      39,308,462
                                                                   --------------

Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $43,213,171)                             43,213,171

---------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $222,745,342)                                        121.5%  $ 257,937,841
---------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            (21.5)    (45,690,682)
                                                   ------------------------------
NET ASSETS                                                 100.0%  $ 212,247,159
                                                   ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $55,314 or 0.03% of the Fund's net assets as of December 31, 2004.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $108,569, which represents 0.05% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $42,237,021) (cost $222,745,342)
--see accompanying statement of investments                                                                     $ 257,937,841
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  541,763
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                    4,003,790
Shares of beneficial interest sold                                                                                    378,981
Interest and dividends                                                                                                100,357
Other                                                                                                                   3,053
                                                                                                                --------------
Total assets                                                                                                      262,965,785

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                         43,213,171
------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                               6,775,389
Shares of beneficial interest redeemed                                                                                579,239
Distribution and service plan fees                                                                                     95,006
Shareholder communications                                                                                             18,272
Trustees' compensation                                                                                                  4,860
Transfer and shareholder servicing agent fees                                                                           1,723
Other                                                                                                                  30,966
                                                                                                                --------------
Total liabilities                                                                                                  50,718,626

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $ 212,247,159
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                      $      13,275
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                        171,354,624
------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                       (52,556)
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                      5,739,256
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                         35,192,560
                                                                                                                --------------
NET ASSETS                                                                                                      $ 212,247,159
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $38,635,539
and 2,406,937 shares of beneficial interest outstanding)                                                        $       16.05
------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $173,611,620
and 10,868,312 shares of beneficial interest outstanding)                                                       $       15.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,509)                    $   1,144,958
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          100,675
----------------------------------------------------------------------------------------
Interest                                                                         64,642
                                                                          --------------
Total investment income                                                       1,310,275

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               1,070,988
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                              279,935
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               10,029
Service shares                                                                   10,136
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                4,565
Service shares                                                                   19,063
----------------------------------------------------------------------------------------
Trustees' compensation                                                            7,102
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       2,542
----------------------------------------------------------------------------------------
Other                                                                            41,355
                                                                          --------------
Total expenses                                                                1,445,715
Less reduction to custodian expenses                                               (805)
                                                                          --------------
Net expenses                                                                  1,444,910

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            (134,635)

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                   9,552,785
Foreign currency transactions                                                    26,819
                                                                          --------------
Net realized gain                                                             9,579,604
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                  19,928,773
Translation of assets and liabilities denominated in foreign currencies         175,318
                                                                          --------------
Net change in unrealized appreciation                                        20,104,091

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  29,549,060
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                               2004            2003
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                              $    (134,635)  $   (168,501)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                    9,579,604      2,703,929
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                               20,104,091     15,038,979
                                                                                                 -----------------------------
Net increase in net assets resulting from operations                                                29,549,060     17,574,407

------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                   5,097,638        536,751
Service shares                                                                                      87,389,394     46,411,899

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                     122,036,092     64,523,057
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                 90,211,067     25,688,010
                                                                                                 -----------------------------
End of period (including accumulated net investment loss of $52,556 and $32,616, respectively)   $ 212,247,159   $ 90,211,067
                                                                                                 =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,           2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  13.44   $   9.31   $  11.05   $  11.09   $  14.07
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .01 1     (.03)      (.01)        -- 2     (.03)
Net realized and unrealized gain (loss)                 2.60       4.16      (1.73)      (.04)     (2.35)
                                                    ------------------------------------------------------
Total from investment operations                        2.61       4.13      (1.74)      (.04)     (2.38)
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --         --         --         --       (.60)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  16.05   $  13.44   $   9.31   $  11.05   $  11.09
                                                    ======================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     19.42%     44.36%    (15.75)%    (0.36)%   (18.34)%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 38,636   $ 27,551   $ 19,577   $ 18,514   $ 14,599
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 30,871   $ 20,271   $ 20,505   $ 15,307   $ 12,576
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.06%     (0.30)%    (0.09)%    (0.01)%    (0.29)%
Total expenses                                          0.83%      1.01%      1.00%      1.05%      1.37%
Expenses after payments and waivers and reduction
to custodian expenses                                    N/A 5      N/A 5      N/A 5      N/A 5     1.35%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  147%       130%       121%       213%       162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                                        2004         2003         2002     2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $   13.40     $   9.29     $  11.05    $ 10.61
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                   (.02) 2      (.02)        (.01)        -- 3
Net realized and unrealized gain (loss)                                        2.59         4.13        (1.75)       .44
                                                                          ------------------------------------------------
Total from investment operations                                               2.57         4.11        (1.76)       .44
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                             --           --           --         --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   15.97     $  13.40     $   9.29    $ 11.05
                                                                          ================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                            19.18%       44.24%      (15.93)%     4.15%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $ 173,612     $ 62,660     $  6,111    $   108
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $ 112,279     $ 25,018     $  2,228    $    26
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                                           (0.14)%      (0.43)%      (0.26)%    (0.34)%
Total expenses                                                                 1.06%        1.23%        1.21%      1.19%
Expenses after payments and waivers and reduction to custodian expenses         N/A 6        N/A 6       1.19%       N/A 6
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         147%         130%         121%       213%

1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED            OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM           LOSS           FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $ --               $ 5,832,268       $ 15,991                 $ 35,066,036

1. The Fund had $1,241 of post-October foreign currency losses which were deferred.

2. The Fund had $14,750 of post-October passive foreign investment company losses which were deferred.

3. During the fiscal year ended December 31, 2004, the Fund utilized $3,233,886 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2003, the Fund utilized $2,435,654 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                              REDUCTION TO      REDUCTION TO
                               ACCUMULATED   ACCUMULATED NET
          INCREASE TO       NET INVESTMENT     REALIZED GAIN
          PAID-IN CAPITAL             LOSS    ON INVESTMENTS 5
          ----------------------------------------------------
          $ 491,766              $ 114,695         $ 606,461

5. $599,308, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

No distributions were paid during the years ended December 31, 2004 and December 31, 2003.


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities   $ 222,871,866
                                               ==============

              Gross unrealized appreciation    $  36,927,077
              Gross unrealized depreciation       (1,861,041)
                                               --------------
              Net unrealized appreciation      $  35,066,036
                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED AUGUST 31, 2004    YEAR ENDED AUGUST 31, 2003
                               SHARES          AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                          989,664   $  13,869,116       826,676   $   9,370,135
Redeemed                     (632,898)     (8,771,478)     (879,995)     (8,833,384)
                          ---------------------------------------------------------
Net increase (decrease)       356,766   $   5,097,638       (53,319)  $     536,751
                          =========================================================

-----------------------------------------------------------------------------------
SERVICE SHARES
Sold                        7,817,367   $ 110,026,860     4,910,616   $  56,495,920
Redeemed                   (1,624,349)    (22,637,466)     (892,849)    (10,084,021)
                          ---------------------------------------------------------
Net increase                6,193,018   $  87,389,394     4,017,767   $  46,411,899
                          =========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $297,239,226 and $206,565,862, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $20,106 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                         UNREALIZED
                         ACQUISITION                VALUATION AS OF    APPRECIATION
SECURITY                       DATES       COST   DECEMBER 31, 2004   (DEPRECIATION)
------------------------------------------------------------------------------------
Lightning Energy Ltd.        11/8/04   $ 53,664            $ 49,293        $ (4,371)
ProspEx Resources Ltd.      11/17/04      9,233               9,605             372
Tusk Energy Corp.           11/15/04     38,148              49,671          11,523

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $42,237,021. Cash of $43,213,171 was received as collateral for the loans, all of which was invested in approved instruments.


                 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                 38 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 39 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE   NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
TRUSTEES                       EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Chairman of the Board          1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
of Trustees (since 2003)       Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
and Trustee (since 1999)       Frontier Insurance (insurance agency) (since 1995), Ambassador Media Corporation and Broadway
Age: 67                        Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since
                               1991). Mr. Armstrong is also a Director/ Trustee of Campus Crusade for Christ and the Bradley
                               Foundation. Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family Entertainment
                               (television channel) (1992-1997), Frontier Real Estate, Inc. (residential real estate brokerage)
                               (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                               1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1993)           funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards
Age: 73                        Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                               Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                               Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until
                               March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                               Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset
Trustee (since 1999)           Management Corporation; President, Treasurer and a director (June 1989-April 1999) of Centennial
Age: 68                        Capital Corporation; Chief Executive Officer and a director of MultiSource Services, Inc. (March
                               1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000). Formerly
Trustee (since 1999)           Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 66                        company); a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and
                               Chairman (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry
                               Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation); a
Trustee (since 1990)           director (since 1997) of Putnam Lovell Finance (finance company); a director (since June 2002) of
Age: 63                        UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                               Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and
                               President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                               Executive Officer and a director (until October 1995) of Oppenheimer Acquisition Corp.,
                               Shareholders Services Inc. and Shareholder Financial Services, Inc. Oversees 38 portfolios in the
                               OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until October
Trustee (since 1996)           1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the Manager.
Age: 64                        Oversees 38 portfolios in the OppenheimerFunds complex.


                 40 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an educational organization) (since February 2000); a
Trustee (since 2002)           director of The California Endowment (a philanthropic organization) (since April 2002) and of
Age: 58                        Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University
                               of Michigan. Formerly, Trustee of MassMutual Institutional Funds (open-end investment company)
                               (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services
                               (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of
                               Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President
                               (February 1991-April 2000) of ARCO Investment Management Company. Oversees 37 portfolios in the
                               OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial banking
Trustee (since 2002)           entity) (since August 2003); director of Colorado UpLIFT (a non-profit organization) (since 1986);
Age: 60                        trustee (since 2000) of the Gallagher Family Foundation (non-profit organization). Formerly,
                               Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                               (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones
                               Knowledge, Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and gas
                               exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since 1987)
Trustee (since 2000)           (both open-end investment companies) and the Springfield Library and Museum Association (since
Age: 62                        1995) (museums) and the Community Music School of Springfield (music school) (since 1996); Trustee
                               (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since
                               1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since
                               January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                               (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and
                               Executive Vice President (January 1999-July 1999) of Peoples Heritage Financial Group, Inc.
                               (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                    11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee          2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
(since 2001)                   a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding
Age: 55                        company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                               Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset
                               Management, Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual Life
                               Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition
                               Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September 2000- June 2001) of the
                               Manager; President and trustee (November 1999-November 2001) of MML Series Investment Fund and
                               MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August
                               2000) of C.M. Life Insurance Company; President, Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of
                               Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the
                               OppenheimerFunds complex.


                 41 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. ZAVANELLI AND ZACK, TWO
                               WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS.
                               VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                               ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

MARK ZAVANELLI,                Vice President of the Manager since November 2000; a Chartered Financial Analyst; an officer of 3
Vice President and             portfolios in the OppenheimerFunds complex. Prior to joining the Manager in May 1998 he was
Portfolio Manager              President of Waterside Capital Management, a registered investment advisor (August 1995 - April
(since 2001)                   1998).
Age: 34

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of HarbourView
Treasurer (since 1999)         Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Age: 45                        Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
                               March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds International
                               Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc. (since
                               November 2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                               June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                               Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation (March
                               1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                               Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division.
                               An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and             Manager; General Counsel and a director (since November 2001) of the Distributor; General Counsel
Secretary (since 2001)         (since November 2001) of Centennial Asset Management Corporation; Senior Vice President and General
Age: 56                        Counsel (since November 2001) of HarbourView Asset Management Corporation; Secretary and General
                               Counsel (since November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                               (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                               President and a director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a
                               director (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                               General Counsel and a director (since November 2001) of Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company; Vice President
                               (since November 2001) of OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May 1985-December 2003), Acting
                               General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                               of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November 1989-November 2001); and OppenheimerFunds
                               International Ltd. (October 1997-November 2001). An officer of 83 portfolios in the
                               OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice President
Vice President and             (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Chief Compliance Officer       Shareholder Services, Inc. Formerly (until February 2004) Vice President and Director of Internal
(since 2004)                   Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the OppenheimerFunds complex.
Age: 54

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                 42 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $11,000 in fiscal 2004 and $6,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)